                                  AMSOUTH FUNDS
                              AMSOUTH BALANCED FUND

                        SUPPLEMENT DATED JUNE 1, 2005 TO
          CLASS A AND CLASS B SHARES PROSPECTUS DATED DECEMBER 1, 2004

THIS SUPPLEMENT AMENDS INFORMATION IN THE CLASS A AND CLASS B SHARES PROSPECTUS AND SUPERSEDES ANY INFORMATION TO THE CONTRARY IN THE CLASS A AND CLASS B SHARES PROSPECTUS DATED DECEMBER 1, 2004:

EFFECTIVE MAY 2, 2005, THE SECTION ENTITLED "SELLING YOUR SHARES" OF THE CLASS A AND CLASS B SHARES PROSPECTUS DATED DECEMBER 1, 2004 IS AMENDED TO READ AS
FOLLOWS:

SELLING YOUR SHARES
(CONTINUED)

SYSTEMATIC WITHDRAWAL PLAN

A 2% redemption fee may be charged on shares withdrawn from your account within 7 days of the date of Purchase.

EFFECTIVE MAY 2, 2005, THE SECTION ENTITLED "REDEMPTION FEE" OF THE CLASS A AND CLASS B SHARES PROSPECTUS DATED DECEMBER 1, 2004 IS AMENDED TO READ AS FOLLOWS:

REDEMPTION FEE

If you sell your Shares or exchange them for shares of another of the AmSouth Funds within 7 days of the date of purchase, you will be charged a 2.00% fee on the current net asset value of the Shares sold or exchanged. The fee is paid to the Fund to offset the costs associated with short-term trading, such as portfolio transaction and administrative costs.

The Fund uses a "first-in, first-out" method to determine how long you have held your shares. This means that if you purchased shares on different days, the shares purchased first will be considered redeemed first for purposes of determining whether the redemption fee will be charged.

The fee will be charged on all covered redemptions and exchanges, including those made through retirement plan, brokerage and other types of omnibus accounts (except where it is not practical for the plan administrator or brokerage firm to implement the fee). The Fund will not impose the redemption fee on a redemption or exchange of shares purchased upon the reinvestment of dividend and capital gain distributions.

Although the Fund will attempt to assess the redemption fee on all applicable redemptions, there can be no guarantee the Fund will be successful in doing so. Additionally, the redemption fee may not be assessed in certain circumstances, including the following:

      -  redemptions of shares held in certain omnibus accounts;

      -  retirement plans that cannot implement the redemption fee;

      - certain types of redemptions that do not indicate market timing strategies, such as redemptions of shares held in automatic non-discretionary rebalancing programs, systematic withdrawal plans or redemptions requested within 7 days following the death or disability of a shareholder (or if a trust, its beneficiary);

      - redemptions from accounts that meet certain criteria established by management and approved by the Board.

The Fund reserves the right to waive, modify the terms of, or terminate the redemption fee at any time in its discretion.

EFFECTIVE MAY 2, 2005, THE FIRST PARAGRAPH IN THE SECTION ENTITLED "SHORT-TERM TRADING" OF THE CLASS A AND CLASS B SHARES PROSPECTUS DATED DECEMBER 1, 2004 IS AMENDED TO READ AS FOLLOWS:

SHORT-TERM TRADING

The Fund is intended for long-term investing. Short-term trading by Fund shareholders may adversely affect the Fund by interfering with portfolio management and increasing portfolio transaction and administrative costs. To discourage short-term trading, the Fund charges a 2.00% redemption fee on Class A, Class B and Class I Shares of the Fund exchanged or redeemed within 7 days of purchase. The Fund also may limit exchange activity to two "round-trip" purchases and sale of the same Fund during a calendar year. In addition, the Fund may temporarily suspend or terminate purchases and exchanges by investors or groups of investors who engage in short-term trading practices.

EFFECTIVE MAY 2, 2005, THE SECTION ENTITLED "EXCHANGING YOUR SHARES" OF THE CLASS A AND CLASS B SHARES PROSPECTUS DATED DECEMBER 1, 2004 IS AMENDED TO READ AS FOLLOWS:

EXCHANGING YOUR SHARES

You can exchange your shares in one Fund for shares of the same class of another AmSouth Fund, usually without paying additional sales charges (see "Notes" below). You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable. Class I Shares may be exchanged for Class A Shares of the same Fund. No transaction fees are currently charged for exchanges. However, the 2.00% redemption fee is charged on exchanges made within 7 days of a purchase or exchange transaction.

ALL OTHER REFERENCES IN THE PROSPECTUS TO A REDEMPTION FEE SHALL BE AMENDED TO READ THAT THE REDEMPTION FEE IS EFFECTIVE ON THE SALE OR EXCHANGE OF SHARES WITHIN 7 DAYS OF THE DATE OF PURCHASE, SUBJECT TO THE PARAMETERS SET FORTH ABOVE.

AS OF JANUARY 12, 2005, THE SECOND SENTENCE OF THE FIRST PARAGRAPH OF THE DESCRIPTION OF THE INVESTMENT ADVISOR OF THE PROSPECTUS IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

As of September 30, 2004, AAMI had over $9.7 billion in assets under management.

               SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE
                        PROSPECTUS FOR FUTURE REFERENCE.

                                  AMSOUTH FUNDS
                           AMSOUTH CAPITAL GROWTH FUND

                        SUPPLEMENT DATED JUNE 1, 2005 TO
          CLASS A AND CLASS B SHARES PROSPECTUS DATED DECEMBER 1, 2004

THIS SUPPLEMENT AMENDS INFORMATION IN THE CLASS A AND CLASS B SHARES PROSPECTUS AND SUPERSEDES ANY INFORMATION TO THE CONTRARY IN THE CLASS A AND CLASS B SHARES PROSPECTUS DATED DECEMBER 1, 2004:

EFFECTIVE MAY 2, 2005, THE SECTION ENTITLED "SELLING YOUR SHARES" OF THE CLASS A AND CLASS B SHARES PROSPECTUS DATED DECEMBER 1, 2004 IS AMENDED TO READ AS
FOLLOWS:

SELLING YOUR SHARES
(CONTINUED)

SYSTEMATIC WITHDRAWAL PLAN

A 2% redemption fee may be charged on shares withdrawn from your account within 7 days of the date of Purchase.

EFFECTIVE MAY 2, 2005, THE SECTION ENTITLED "REDEMPTION FEE" OF THE CLASS A AND CLASS B SHARES PROSPECTUS DATED DECEMBER 1, 2004 IS AMENDED TO READ AS FOLLOWS:

REDEMPTION FEE

If you sell your Shares or exchange them for shares of another of the AmSouth Funds within 7 days of the date of purchase, you will be charged a 2.00% fee on the current net asset value of the Shares sold or exchanged. The fee is paid to the Fund to offset the costs associated with short-term trading, such as portfolio transaction and administrative costs.

The Fund uses a "first-in, first-out" method to determine how long you have held your shares. This means that if you purchased shares on different days, the shares purchased first will be considered redeemed first for purposes of determining whether the redemption fee will be charged.

The fee will be charged on all covered redemptions and exchanges, including those made through retirement plan, brokerage and other types of omnibus accounts (except where it is not practical for the plan administrator or brokerage firm to implement the fee). The Fund will not impose the redemption fee on a redemption or exchange of shares purchased upon the reinvestment of dividend and capital gain distributions.

Although the Fund will attempt to assess the redemption fee on all applicable redemptions, there can be no guarantee the Fund will be successful in doing so. Additionally, the redemption fee may not be assessed in certain circumstances, including the following:

      -  redemptions of shares held in certain omnibus accounts;

      -  retirement plans that cannot implement the redemption fee;

      - certain types of redemptions that do not indicate market timing strategies, such as redemptions of shares held in automatic non-discretionary rebalancing programs, systematic withdrawal plans or redemptions requested within 7 days following the death or disability of a shareholder (or if a trust, its beneficiary);

      - redemptions from accounts that meet certain criteria established by management and approved by the Board.

The Fund reserves the right to waive, modify the terms of, or terminate the redemption fee at any time in its discretion.

EFFECTIVE MAY 2, 2005, THE FIRST PARAGRAPH IN THE SECTION ENTITLED "SHORT-TERM TRADING" OF THE CLASS A AND CLASS B SHARES PROSPECTUS DATED DECEMBER 1, 2004 IS AMENDED TO READ AS FOLLOWS:

SHORT-TERM TRADING

The Fund is intended for long-term investing. Short-term trading by Fund shareholders may adversely affect the Fund by interfering with portfolio management and increasing portfolio transaction and administrative costs. To discourage short-term trading, the Fund charges a 2.00% redemption fee on Class A, Class B and Class I Shares of the Fund exchanged or redeemed within 7 days of purchase. The Fund also may limit exchange activity to two "round-trip" purchases and sale of the same Fund during a calendar year. In addition, the Fund may temporarily suspend or terminate purchases and exchanges by investors or groups of investors who engage in short-term trading practices.

EFFECTIVE MAY 2, 2005, THE SECTION ENTITLED "EXCHANGING YOUR SHARES" OF THE CLASS A AND CLASS B SHARES PROSPECTUS DATED DECEMBER 1, 2004 IS AMENDED TO READ AS FOLLOWS:

EXCHANGING YOUR SHARES

You can exchange your shares in one Fund for shares of the same class of another AmSouth Fund, usually without paying additional sales charges (see "Notes" below). You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable. Class I Shares may be exchanged for Class A Shares of the same Fund. No transaction fees are currently charged for exchanges. However, the 2.00% redemption fee is charged on exchanges made within 7 days of a purchase or exchange transaction.

ALL OTHER REFERENCES IN THE PROSPECTUS TO A REDEMPTION FEE SHALL BE AMENDED TO READ THAT THE REDEMPTION FEE IS EFFECTIVE ON THE SALE OR EXCHANGE OF SHARES WITHIN 7 DAYS OF THE DATE OF PURCHASE, SUBJECT TO THE PARAMETERS SET FORTH ABOVE.

AS OF JANUARY 12, 2005, THE SECOND SENTENCE OF THE FIRST PARAGRAPH OF THE DESCRIPTION OF THE INVESTMENT ADVISOR OF THE PROSPECTUS IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

As of September 30, 2004, AAMI had over $9.7 billion in assets under management.

               SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE
                        PROSPECTUS FOR FUTURE REFERENCE.

                                  AMSOUTH FUNDS
                          AMSOUTH ENHANCED MARKET FUND

                        SUPPLEMENT DATED JUNE 1, 2005 TO
          CLASS A AND CLASS B SHARES PROSPECTUS DATED DECEMBER 1, 2004

THIS SUPPLEMENT AMENDS INFORMATION IN THE CLASS A AND CLASS B SHARES PROSPECTUS AND SUPERSEDES ANY INFORMATION TO THE CONTRARY IN THE CLASS A AND CLASS B SHARES PROSPECTUS DATED DECEMBER 1, 2004:

EFFECTIVE MAY 2, 2005, THE SECTION ENTITLED "SELLING YOUR SHARES" OF THE CLASS A AND CLASS B SHARES PROSPECTUS DATED DECEMBER 1, 2004 IS AMENDED TO READ AS
FOLLOWS:

SELLING YOUR SHARES
(CONTINUED)

SYSTEMATIC WITHDRAWAL PLAN

A 2% redemption fee may be charged on shares withdrawn from your account within 7 days of the date of Purchase.

EFFECTIVE MAY 2, 2005, THE SECTION ENTITLED "REDEMPTION FEE" OF THE CLASS A AND CLASS B SHARES PROSPECTUS DATED DECEMBER 1, 2004 IS AMENDED TO READ AS FOLLOWS:

REDEMPTION FEE

If you sell your Shares or exchange them for shares of another of the AmSouth Funds within 7 days of the date of purchase, you will be charged a 2.00% fee on the current net asset value of the Shares sold or exchanged. The fee is paid to the Fund to offset the costs associated with short-term trading, such as portfolio transaction and administrative costs.

The Fund uses a "first-in, first-out" method to determine how long you have held your shares. This means that if you purchased shares on different days, the shares purchased first will be considered redeemed first for purposes of determining whether the redemption fee will be charged.

The fee will be charged on all covered redemptions and exchanges, including those made through retirement plan, brokerage and other types of omnibus accounts (except where it is not practical for the plan administrator or brokerage firm to implement the fee). The Fund will not impose the redemption fee on a redemption or exchange of shares purchased upon the reinvestment of dividend and capital gain distributions.

Although the Fund will attempt to assess the redemption fee on all applicable redemptions, there can be no guarantee the Fund will be successful in doing so. Additionally, the redemption fee may not be assessed in certain circumstances, including the following:

      -  redemptions of shares held in certain omnibus accounts;

      -  retirement plans that cannot implement the redemption fee;

      - certain types of redemptions that do not indicate market timing strategies, such as redemptions of shares held in automatic non-discretionary rebalancing programs, systematic withdrawal plans or redemptions requested within 7 days following the death or disability of a shareholder (or if a trust, its beneficiary);

      - redemptions from accounts that meet certain criteria established by management and approved by the Board.

The Fund reserves the right to waive, modify the terms of, or terminate the redemption fee at any time in its discretion.

EFFECTIVE MAY 2, 2005, THE FIRST PARAGRAPH IN THE SECTION ENTITLED "SHORT-TERM TRADING" OF THE CLASS A AND CLASS B SHARES PROSPECTUS DATED DECEMBER 1, 2004 IS AMENDED TO READ AS FOLLOWS:

SHORT-TERM TRADING

The Fund is intended for long-term investing. Short-term trading by Fund shareholders may adversely affect the Fund by interfering with portfolio management and increasing portfolio transaction and administrative costs. To discourage short-term trading, the Fund charges a 2.00% redemption fee on Class A, Class B and Class I Shares of the Fund exchanged or redeemed within 7 days of purchase. The Funds also may limit exchange activity to two "round-trip" purchases and sale of the same Fund during a calendar year. In addition, the Fund may temporarily suspend or terminate purchases and exchanges by investors or groups of investors who engage in short-term trading practices.

EFFECTIVE MAY 2, 2005, THE SECTION ENTITLED "EXCHANGING YOUR SHARES" OF THE CLASS A AND CLASS B SHARES PROSPECTUS DATED DECEMBER 1, 2004 IS AMENDED TO READ AS FOLLOWS:

EXCHANGING YOUR SHARES

You can exchange your shares in one Fund for shares of the same class of another AmSouth Fund, usually without paying additional sales charges (see "Notes" below). You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable. Class I Shares may be exchanged for Class A Shares of the same Fund. No transaction fees are currently charged for exchanges. However, the 2.00% redemption fee is charged on exchanges made within 7 days of a purchase or exchange transaction.

ALL OTHER REFERENCES IN THE PROSPECTUS TO A REDEMPTION FEE SHALL BE AMENDED TO READ THAT THE REDEMPTION FEE IS EFFECTIVE ON THE SALE OR EXCHANGE OF SHARES WITHIN 7 DAYS OF THE DATE OF PURCHASE, SUBJECT TO THE PARAMETERS SET FORTH ABOVE.

AS OF JANUARY 12, 2005, THE SECOND SENTENCE OF THE FIRST PARAGRAPH OF THE DESCRIPTION OF THE INVESTMENT ADVISOR OF THE PROSPECTUS IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

As of September 30, 2004, AAMI had over $9.7 billion in assets under management.

               SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE
                        PROSPECTUS FOR FUTURE REFERENCE.

                                  AMSOUTH FUNDS
                         AMSOUTH GOVERNMENT INCOME FUND

                        SUPPLEMENT DATED JUNE 1, 2005 TO
          CLASS A AND CLASS B SHARES PROSPECTUS DATED DECEMBER 1, 2004

THIS SUPPLEMENT AMENDS INFORMATION IN THE CLASS A AND CLASS B SHARES PROSPECTUS AND SUPERSEDES ANY INFORMATION TO THE CONTRARY IN THE CLASS A AND CLASS B SHARES PROSPECTUS DATED DECEMBER 1, 2004:

EFFECTIVE MAY 2, 2005, THE SECTION ENTITLED "SELLING YOUR SHARES" OF THE CLASS A AND CLASS B SHARES PROSPECTUS DATED DECEMBER 1, 2004 IS AMENDED TO READ AS
FOLLOWS:

SELLING YOUR SHARES
(CONTINUED)

SYSTEMATIC WITHDRAWAL PLAN

A 2% redemption fee may be charged on shares withdrawn from your account within 7 days of the date of Purchase.

EFFECTIVE MAY 2, 2005, THE SECTION ENTITLED "REDEMPTION FEE" OF THE CLASS A AND CLASS B SHARES PROSPECTUS DATED DECEMBER 1, 2004 IS AMENDED TO READ AS FOLLOWS:

REDEMPTION FEE

If you sell your Shares or exchange them for shares of another of the AmSouth Funds within 7 days of the date of purchase, you will be charged a 2.00% fee on the current net asset value of the Shares sold or exchanged. The fee is paid to the Fund to offset the costs associated with short-term trading, such as portfolio transaction and administrative costs.

The Fund uses a "first-in, first-out" method to determine how long you have held your shares. This means that if you purchased shares on different days, the shares purchased first will be considered redeemed first for purposes of determining whether the redemption fee will be charged.

The fee will be charged on all covered redemptions and exchanges, including those made through retirement plan, brokerage and other types of omnibus accounts (except where it is not practical for the plan administrator or brokerage firm to implement the fee). The Fund will not impose the redemption fee on a redemption or exchange of shares purchased upon the reinvestment of dividend and capital gain distributions.

Although the Fund will attempt to assess the redemption fee on all applicable redemptions, there can be no guarantee the Fund will be successful in doing so. Additionally, the redemption fee may not be assessed in certain circumstances, including the following:

      -  redemptions of shares held in certain omnibus accounts;

      -  retirement plans that cannot implement the redemption fee;

      - certain types of redemptions that do not indicate market timing strategies, such as redemptions of shares held in automatic non-discretionary rebalancing programs, systematic withdrawal plans or redemptions requested within 7 days following the death or disability of a shareholder (or if a trust, its beneficiary);

      - redemptions from accounts that meet certain criteria established by management and approved by the Board.

The Fund reserves the right to waive, modify the terms of, or terminate the redemption fee at any time in its discretion.

EFFECTIVE MAY 2, 2005, THE FIRST PARAGRAPH IN THE SECTION ENTITLED "SHORT-TERM TRADING" OF THE CLASS A AND CLASS B SHARES PROSPECTUS DATED DECEMBER 1, 2004 IS AMENDED TO READ AS FOLLOWS:

SHORT-TERM TRADING

The Fund is intended for long-term investing. Short-term trading by Fund shareholders may adversely affect the Fund by interfering with portfolio management and increasing portfolio transaction and administrative costs. To discourage short-term trading, the Fund charges a 2.00% redemption fee on Class A, Class B and Class I Shares of the Fund exchanged or redeemed within 7 days of purchase. The Fund also may limit exchange activity to two "round-trip" purchases and sale of the same Fund during a calendar year. In addition, the Fund may temporarily suspend or terminate purchases and exchanges by investors or groups of investors who engage in short-term trading practices.

EFFECTIVE MAY 2, 2005, THE SECTION ENTITLED "EXCHANGING YOUR SHARES" OF THE CLASS A AND CLASS B SHARES PROSPECTUS DATED DECEMBER 1, 2004 IS AMENDED TO READ AS FOLLOWS:

EXCHANGING YOUR SHARES

You can exchange your shares in one Fund for shares of the same class of another AmSouth Fund, usually without paying additional sales charges (see "Notes" below). You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable. Class I Shares may be exchanged for Class A Shares of the same Fund. No transaction fees are currently charged for exchanges. However, the 2.00% redemption fee is charged on exchanges made within 7 days of a purchase or exchange transaction.

ALL OTHER REFERENCES IN THE PROSPECTUS TO A REDEMPTION FEE SHALL BE AMENDED TO READ THAT THE REDEMPTION FEE IS EFFECTIVE ON THE SALE OR EXCHANGE OF SHARES WITHIN 7 DAYS OF THE DATE OF PURCHASE, SUBJECT TO THE PARAMETERS SET FORTH ABOVE.

AS OF JANUARY 12, 2005, THE SECOND SENTENCE OF THE FIRST PARAGRAPH OF THE DESCRIPTION OF THE INVESTMENT ADVISOR OF THE PROSPECTUS IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

As of September 30, 2004, AAMI had over $9.7 billion in assets under management.

               SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE
                        PROSPECTUS FOR FUTURE REFERENCE.

                                  AMSOUTH FUNDS
                         AMSOUTH HIGH QUALITY BOND FUND

                        SUPPLEMENT DATED JUNE 1, 2005 TO
          CLASS A AND CLASS B SHARES PROSPECTUS DATED DECEMBER 1, 2004

THIS SUPPLEMENT AMENDS INFORMATION IN THE CLASS A AND CLASS B SHARES PROSPECTUS AND SUPERSEDES ANY INFORMATION TO THE CONTRARY IN THE CLASS A AND CLASS B SHARES PROSPECTUS DATED DECEMBER 1, 2004:

EFFECTIVE MAY 2, 2005, THE SECTION ENTITLED "SELLING YOUR SHARES" OF THE CLASS A AND CLASS B SHARES PROSPECTUS DATED DECEMBER 1, 2004 IS AMENDED TO READ AS
FOLLOWS:

SELLING YOUR SHARES
(CONTINUED)

SYSTEMATIC WITHDRAWAL PLAN

A 2% redemption fee may be charged on shares withdrawn from your account within 7 days of the date of Purchase.

EFFECTIVE MAY 2, 2005, THE SECTION ENTITLED "REDEMPTION FEE" OF THE CLASS A AND CLASS B SHARES PROSPECTUS DATED DECEMBER 1, 2004 IS AMENDED TO READ AS FOLLOWS:

REDEMPTION FEE

If you sell your Shares or exchange them for shares of another of the AmSouth Funds within 7 days of the date of purchase, you will be charged a 2.00% fee on the current net asset value of the Shares sold or exchanged. The fee is paid to the Fund to offset the costs associated with short-term trading, such as portfolio transaction and administrative costs.

The Fund uses a "first-in, first-out" method to determine how long you have held your shares. This means that if you purchased shares on different days, the shares purchased first will be considered redeemed first for purposes of determining whether the redemption fee will be charged.

The fee will be charged on all covered redemptions and exchanges, including those made through retirement plan, brokerage and other types of omnibus accounts (except where it is not practical for the plan administrator or brokerage firm to implement the fee). The Fund will not impose the redemption fee on a redemption or exchange of shares purchased upon the reinvestment of dividend and capital gain distributions.

Although the Fund will attempt to assess the redemption fee on all applicable redemptions, there can be no guarantee the Fund will be successful in doing so. Additionally, the redemption fee may not be assessed in certain circumstances, including the following:

      -  redemptions of shares held in certain omnibus accounts;

      -  retirement plans that cannot implement the redemption fee;

      - certain types of redemptions that do not indicate market timing strategies, such as redemptions of shares held in automatic non-discretionary rebalancing programs, systematic withdrawal plans or redemptions requested within 7 days following the death or disability of a shareholder (or if a trust, its beneficiary);

      - redemptions from accounts that meet certain criteria established by management and approved by the Board.

The Fund reserves the right to waive, modify the terms of, or terminate the redemption fee at any time in its discretion.

EFFECTIVE MAY 2, 2005, THE FIRST PARAGRAPH IN THE SECTION ENTITLED "SHORT-TERM TRADING" OF THE CLASS A AND CLASS B SHARES PROSPECTUS DATED DECEMBER 1, 2004 IS AMENDED TO READ AS FOLLOWS:

SHORT-TERM TRADING

The Fund is intended for long-term investing. Short-term trading by Fund shareholders may adversely affect the Fund by interfering with portfolio management and increasing portfolio transaction and administrative costs. To discourage short-term trading, the Fund charges a 2.00% redemption fee on Class A, Class B and Class I Shares of the Fund exchanged or redeemed within 7 days of purchase. The Fund also may limit exchange activity to two "round-trip" purchases and sale of the same Fund during a calendar year. In addition, the Fund may temporarily suspend or terminate purchases and exchanges by investors or groups of investors who engage in short-term trading practices.

AS OF JANUARY 12, 2005, THE SECOND SENTENCE OF THE FIRST PARAGRAPH OF THE DESCRIPTION OF THE INVESTMENT ADVISOR OF THE PROSPECTUS IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

As of September 30, 2004, AAMI had over $9.7 billion in assets under management.

               SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE
                        PROSPECTUS FOR FUTURE REFERENCE.

                                  AMSOUTH FUNDS
                    AMSOUTH HIGH QUALITY MUNICIPAL BOND FUND

                        SUPPLEMENT DATED JUNE 1, 2005 TO
          CLASS A AND CLASS B SHARES PROSPECTUS DATED DECEMBER 1, 2004

THIS SUPPLEMENT AMENDS INFORMATION IN THE CLASS A AND CLASS B SHARES PROSPECTUS AND SUPERSEDES ANY INFORMATION TO THE CONTRARY IN THE CLASS A AND CLASS B SHARES PROSPECTUS DATED DECEMBER 1, 2004:

EFFECTIVE MAY 2, 2005, THE SECTION ENTITLED "SELLING YOUR SHARES" OF THE CLASS A AND CLASS B SHARES PROSPECTUS DATED DECEMBER 1, 2004 IS AMENDED TO READ AS
FOLLOWS:

SELLING YOUR SHARES
(CONTINUED)

SYSTEMATIC WITHDRAWAL PLAN

A 2% redemption fee may be charged on shares withdrawn from your account within 7 days of the date of Purchase.

EFFECTIVE MAY 2, 2005, THE SECTION ENTITLED "REDEMPTION FEE" OF THE CLASS A AND CLASS B SHARES PROSPECTUS DATED DECEMBER 1, 2004 IS AMENDED TO READ AS FOLLOWS:

REDEMPTION FEE

If you sell your Shares or exchange them for shares of another of the AmSouth Funds within 7 days of the date of purchase, you will be charged a 2.00% fee on the current net asset value of the Shares sold or exchanged. The fee is paid to the Fund to offset the costs associated with short-term trading, such as portfolio transaction and administrative costs.

The Fund uses a "first-in, first-out" method to determine how long you have held your shares. This means that if you purchased shares on different days, the shares purchased first will be considered redeemed first for purposes of determining whether the redemption fee will be charged.

The fee will be charged on all covered redemptions and exchanges, including those made through retirement plan, brokerage and other types of omnibus accounts (except where it is not practical for the plan administrator or brokerage firm to implement the fee). The Fund will not impose the redemption fee on a redemption or exchange of shares purchased upon the reinvestment of dividend and capital gain distributions.

Although the Fund will attempt to assess the redemption fee on all applicable redemptions, there can be no guarantee the Fund will be successful in doing so. Additionally, the redemption fee may not be assessed in certain circumstances, including the following:

      -  redemptions of shares held in certain omnibus accounts;

      -  retirement plans that cannot implement the redemption fee;

      - certain types of redemptions that do not indicate market timing strategies, such as redemptions of shares held in automatic non-discretionary rebalancing programs, systematic withdrawal plans or redemptions requested within 7 days following the death or disability of a shareholder (or if a trust, its beneficiary);

      - redemptions from accounts that meet certain criteria established by management and approved by the Board.

The Fund reserves the right to waive, modify the terms of, or terminate the redemption fee at any time in its discretion.

EFFECTIVE MAY 2, 2005, THE FIRST PARAGRAPH IN THE SECTION ENTITLED "SHORT-TERM TRADING" OF THE CLASS A AND CLASS B SHARES PROSPECTUS DATED DECEMBER 1, 2004 IS AMENDED TO READ AS FOLLOWS:

SHORT-TERM TRADING

The Fund is intended for long-term investing. Short-term trading by Fund shareholders may adversely affect the Fund by interfering with portfolio management and increasing portfolio transaction and administrative costs. To discourage short-term trading, the Fund charges a 2.00% redemption fee on Class A, Class B and Class I Shares of the Fund exchanged or redeemed within 7 days of purchase. The Fund also may limit exchange activity to two "round-trip" purchases and sale of the same Fund during a calendar year. In addition, the Fund may temporarily suspend or terminate purchases and exchanges by investors or groups of investors who engage in short-term trading practices.

EFFECTIVE MAY 2, 2005, THE SECTION ENTITLED "EXCHANGING YOUR SHARES" OF THE CLASS A AND CLASS B SHARES PROSPECTUS DATED DECEMBER 1, 2004 IS AMENDED TO READ AS FOLLOWS:

EXCHANGING YOUR SHARES

You can exchange your shares in one Fund for shares of the same class of another AmSouth Fund, usually without paying additional sales charges (see "Notes" below). You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable. Class I Shares may be exchanged for Class A Shares of the same Fund. No transaction fees are currently charged for exchanges. However, the 2.00% redemption fee is charged on exchanges made within 7 days of a purchase or exchange transaction.

ALL OTHER REFERENCES IN THE PROSPECTUS TO A REDEMPTION FEE SHALL BE AMENDED TO READ THAT THE REDEMPTION FEE IS EFFECTIVE ON THE SALE OR EXCHANGE OF SHARES WITHIN 7 DAYS OF THE DATE OF PURCHASE, SUBJECT TO THE PARAMETERS SET FORTH ABOVE.

AS OF JANUARY 12, 2005, THE SECOND SENTENCE OF THE FIRST PARAGRAPH OF THE DESCRIPTION OF THE INVESTMENT ADVISOR OF THE PROSPECTUS IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

As of September 30, 2004, AAMI had over $9.7 billion in assets under management.

               SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE
                        PROSPECTUS FOR FUTURE REFERENCE.

                                  AMSOUTH FUNDS
                             AMSOUTH LARGE CAP FUND

                         SUPPLEMENT DATED JUNE 1, 2005 TO
          CLASS A AND CLASS B SHARES PROSPECTUS DATED DECEMBER 1, 2004

THIS SUPPLEMENT AMENDS INFORMATION IN THE CLASS A AND CLASS B SHARES PROSPECTUS AND SUPERSEDES ANY INFORMATION TO THE CONTRARY IN THE CLASS A AND CLASS B SHARES PROSPECTUS DATED DECEMBER 1, 2004:

EFFECTIVE MAY 2, 2005, THE SECTION ENTITLED "SELLING YOUR SHARES" OF THE CLASS A AND CLASS B SHARES PROSPECTUS DATED DECEMBER 1, 2004 IS AMENDED TO READ AS
FOLLOWS:

SELLING YOUR SHARES
(CONTINUED)

SYSTEMATIC WITHDRAWAL PLAN

A 2% redemption fee may be charged on shares withdrawn from your account within 7 days of the date of Purchase.

EFFECTIVE MAY 2, 2005, THE SECTION ENTITLED "REDEMPTION FEE" OF THE CLASS A AND CLASS B SHARES PROSPECTUS DATED DECEMBER 1, 2004 IS AMENDED TO READ AS FOLLOWS:

REDEMPTION FEE

If you sell your Shares or exchange them for shares of another of the AmSouth Funds within 7 days of the date of purchase, you will be charged a 2.00% fee on the current net asset value of the Shares sold or exchanged. The fee is paid to the Fund to offset the costs associated with short-term trading, such as portfolio transaction and administrative costs.

The Fund uses a "first-in, first-out" method to determine how long you have held your shares. This means that if you purchased shares on different days, the shares purchased first will be considered redeemed first for purposes of determining whether the redemption fee will be charged.

The fee will be charged on all covered redemptions and exchanges, including those made through retirement plan, brokerage and other types of omnibus accounts (except where it is not practical for the plan administrator or brokerage firm to implement the fee). The Fund will not impose the redemption fee on a redemption or exchange of shares purchased upon the reinvestment of dividend and capital gain distributions.

Although the Fund will attempt to assess the redemption fee on all applicable redemptions, there can be no guarantee the Fund will be successful in doing so. Additionally, the redemption fee may not be assessed in certain circumstances, including the following:

      -  redemptions of shares held in certain omnibus accounts;

      -  retirement plans that cannot implement the redemption fee;

      - certain types of redemptions that do not indicate market timing strategies, such as redemptions of shares held in automatic non-discretionary rebalancing programs, systematic withdrawal plans or redemptions requested within 7 days following the death or disability of a shareholder (or if a trust, its beneficiary);

      - redemptions from accounts that meet certain criteria established by management and approved by the Board.

The Fund reserves the right to waive, modify the terms of, or terminate the redemption fee at any time in its discretion.

EFFECTIVE MAY 2, 2005, THE FIRST PARAGRAPH IN THE SECTION ENTITLED "SHORT-TERM TRADING" OF THE CLASS A AND CLASS B SHARES PROSPECTUS DATED DECEMBER 1, 2004 IS AMENDED TO READ AS FOLLOWS:

SHORT-TERM TRADING

The Fund is intended for long-term investing. Short-term trading by Fund shareholders may adversely affect the Fund by interfering with portfolio management and increasing portfolio transaction and administrative costs. To discourage short-term trading, the Fund charges a 2.00% redemption fee on Class A, Class B and Class I Shares of the Fund exchanged or redeemed within 7 days of purchase. The Fund also may limit exchange activity to two "round-trip" purchases and sale of the same Fund during a calendar year. In addition, the Fund may temporarily suspend or terminate purchases and exchanges by investors or groups of investors who engage in short-term trading practices.

EFFECTIVE MAY 2, 2005, THE SECTION ENTITLED "EXCHANGING YOUR SHARES" OF THE CLASS A AND CLASS B SHARES PROSPECTUS DATED DECEMBER 1, 2004 IS AMENDED TO READ AS FOLLOWS:

EXCHANGING YOUR SHARES

You can exchange your shares in one Fund for shares of the same class of another AmSouth Fund, usually without paying additional sales charges (see "Notes" below). You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable. Class I Shares may be exchanged for Class A Shares of the same Fund. No transaction fees are currently charged for exchanges. However, the 2.00% redemption fee is charged on exchanges made within 7 days of a purchase or exchange transaction.

ALL OTHER REFERENCES IN THE PROSPECTUS TO A REDEMPTION FEE SHALL BE AMENDED TO READ THAT THE REDEMPTION FEE IS EFFECTIVE ON THE SALE OR EXCHANGE OF SHARES WITHIN 7 DAYS OF THE DATE OF PURCHASE, SUBJECT TO THE PARAMETERS SET FORTH ABOVE.

AS OF JANUARY 12, 2005, THE SECOND SENTENCE OF THE FIRST PARAGRAPH OF THE DESCRIPTION OF THE INVESTMENT ADVISOR OF THE PROSPECTUS IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

As of September 30, 2004, AAMI had over $9.7 billion in assets under management.

               SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE
                        PROSPECTUS FOR FUTURE REFERENCE.

                                  AMSOUTH FUNDS
                         AMSOUTH LIMITED TERM BOND FUND

                        SUPPLEMENT DATED JUNE 1, 2005 TO
          CLASS A AND CLASS B SHARES PROSPECTUS DATED DECEMBER 1, 2004

THIS SUPPLEMENT AMENDS INFORMATION IN THE CLASS A AND CLASS B SHARES PROSPECTUS AND SUPERSEDES ANY INFORMATION TO THE CONTRARY IN THE CLASS A AND CLASS B SHARES PROSPECTUS DATED DECEMBER 1, 2004:

EFFECTIVE MAY 2, 2005, THE SECTION ENTITLED "SELLING YOUR SHARES" OF THE CLASS A AND CLASS B SHARES PROSPECTUS DATED DECEMBER 1, 2004 IS AMENDED TO READ AS
FOLLOWS:

SELLING YOUR SHARES
(CONTINUED)

SYSTEMATIC WITHDRAWAL PLAN

A 2% redemption fee may be charged on shares withdrawn from your account within 7 days of the date of Purchase.

EFFECTIVE MAY 2, 2005, THE SECTION ENTITLED "REDEMPTION FEE" OF THE CLASS A AND CLASS B SHARES PROSPECTUS DATED DECEMBER 1, 2004 IS AMENDED TO READ AS FOLLOWS:

REDEMPTION FEE

If you sell your Shares or exchange them for shares of another of the AmSouth Funds within 7 days of the date of purchase, you will be charged a 2.00% fee on the current net asset value of the Shares sold or exchanged. The fee is paid to the Fund to offset the costs associated with short-term trading, such as portfolio transaction and administrative costs.

The Fund uses a "first-in, first-out" method to determine how long you have held your shares. This means that if you purchased shares on different days, the shares purchased first will be considered redeemed first for purposes of determining whether the redemption fee will be charged.

The fee will be charged on all covered redemptions and exchanges, including those made through retirement plan, brokerage and other types of omnibus accounts (except where it is not practical for the plan administrator or brokerage firm to implement the fee). The Fund will not impose the redemption fee on a redemption or exchange of shares purchased upon the reinvestment of dividend and capital gain distributions.

Although the Fund will attempt to assess the redemption fee on all applicable redemptions, there can be no guarantee the Fund will be successful in doing so. Additionally, the redemption fee may not be assessed in certain circumstances, including the following:

      -  redemptions of shares held in certain omnibus accounts;

      -  retirement plans that cannot implement the redemption fee;

      - certain types of redemptions that do not indicate market timing strategies, such as redemptions of shares held in automatic non-discretionary rebalancing programs, systematic withdrawal plans or redemptions requested within 7 days following the death or disability of a shareholder (or if a trust, its beneficiary);

      - redemptions from accounts that meet certain criteria established by management and approved by the Board.

The Fund reserves the right to waive, modify the terms of, or terminate the redemption fee at any time in its discretion.

EFFECTIVE MAY 2, 2005, THE FIRST PARAGRAPH IN THE SECTION ENTITLED "SHORT-TERM TRADING" OF THE CLASS A AND CLASS B SHARES PROSPECTUS DATED DECEMBER 1, 2004 IS AMENDED TO READ AS FOLLOWS:

SHORT-TERM TRADING

The Fund is intended for long-term investing. Short-term trading by Fund shareholders may adversely affect the Fund by interfering with portfolio management and increasing portfolio transaction and administrative costs. To discourage short-term trading, the Fund charges a 2.00% redemption fee on Class A, Class B and Class I Shares of the Fund exchanged or redeemed within 7 days of purchase. The Fund also may limit exchange activity to two "round-trip" purchases and sale of the same Fund during a calendar year. In addition, the Fund may temporarily suspend or terminate purchases and exchanges by investors or groups of investors who engage in short-term trading practices.

EFFECTIVE MAY 2, 2005, THE SECTION ENTITLED "EXCHANGING YOUR SHARES" OF THE CLASS A AND CLASS B SHARES PROSPECTUS DATED DECEMBER 1, 2004 IS AMENDED TO READ AS FOLLOWS:

EXCHANGING YOUR SHARES

You can exchange your shares in one Fund for shares of the same class of another AmSouth Fund, usually without paying additional sales charges (see "Notes" below). You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable. Class I Shares may be exchanged for Class A Shares of the same Fund. No transaction fees are currently charged for exchanges. However, the 2.00% redemption fee is charged on exchanges made within 7 days of a purchase or exchange transaction.

ALL OTHER REFERENCES IN THE PROSPECTUS TO A REDEMPTION FEE SHALL BE AMENDED TO READ THAT THE REDEMPTION FEE IS EFFECTIVE ON THE SALE OR EXCHANGE OF SHARES WITHIN 7 DAYS OF THE DATE OF PURCHASE, SUBJECT TO THE PARAMETERS SET FORTH ABOVE.

AS OF JANUARY 12, 2005, THE FEES AND EXPENSES TABLE AND EXPENSE EXAMPLE FOR THE AMSOUTH LIMITED TERM BOND FUND STATED OF THE PROSPECTUS IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

Fees and Expenses
Shareholder Transaction Expenses              CLASS A           CLASS B
(EXPENSES PAID BY YOU DIRECTLY)(1)            SHARES            SHARES
Maximum Sales Charge
(Load) on Purchases                            2.00%(2)          None
Maximum Deferred Sales
Charge (Load)                                  None              5.00%(3)
Redemption Fee(4)                              2.00%             2.00%

ANNUAL FUND OPERATING EXPENSES                CLASS A           CLASS B
(FEES PAID FROM FUND ASSETS)                  SHARES            SHARES
Management Fee                                 0.50%             0.50%
Distribution and/or Service
(12b-1) Fee                                    None              0.75%
Other Expenses(5)                              0.50%             0.50%
   Total Fund Operating Expenses(5)            1.00%             1.75%

(1) AmSouth Bank or other financial institutions may charge their customers account fees for automatic investment and other cash management services provided in connection with investment in the Fund.

(2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."

(3) For Class B Shares purchased prior to the combination of AmSouth Funds with ISG Funds, the CDSC on such Class B Shares held continuously declines over six years, starting with year one and ending in year seven from: 4%, 3%, 3%, 2%, 2%, 1%. For all other Class B Shares held continuously, the CDSC declines over six years, starting with year one and ending in year seven from: 5%, 4%, 3%, 3%, 2%, 1%. Approximately eight years after purchase (seven years in the case of ISG Shares acquired in the combination), Class B Shares automatically convert to Class A Shares.

(4) To discourage short-term trading, a redemption fee of 2.00% will be charged on sales or exchanges of Class A Shares and Class B Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption of Class A Shares and Class B Shares if you request a wire transfer.

(5) Other expenses are being limited to 0.48% for Class A Shares and 0.48% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are: Class A Shares, 0.98%; and Class B Shares, 1.73%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

Expense Example

                           1 YEAR        3 YEARS        5 YEARS        10 YEARS
CLASS A SHARES             $  300        $   512        $   741        $  1,400
CLASS B SHARES
Assuming redemption        $  678        $   851        $ 1,149        $  1,864
Assuming no
Redemption                 $  178        $   551        $   949        $  1,864

AS OF JANUARY 12, 2005, THE SECOND SENTENCE OF THE FIRST PARAGRAPH OF THE DESCRIPTION OF THE INVESTMENT ADVISOR OF THE PROSPECTUS IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

As of September 30, 2004, AAMI had over $9.7 billion in assets under management.

               SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE
                        PROSPECTUS FOR FUTURE REFERENCE.

                                  AMSOUTH FUNDS
                              AMSOUTH MID CAP FUND

                        SUPPLEMENT DATED JUNE 1, 2005 TO
          CLASS A AND CLASS B SHARES PROSPECTUS DATED DECEMBER 1, 2004

THIS SUPPLEMENT AMENDS INFORMATION IN THE CLASS A AND CLASS B SHARES PROSPECTUS AND SUPERSEDES ANY INFORMATION TO THE CONTRARY IN THE CLASS A AND CLASS B SHARES PROSPECTUS DATED DECEMBER 1, 2004:

EFFECTIVE MAY 2, 2005, THE SECTION ENTITLED "SELLING YOUR SHARES" OF THE CLASS A AND CLASS B SHARES PROSPECTUS DATED DECEMBER 1, 2004 IS AMENDED TO READ AS
FOLLOWS:

SELLING YOUR SHARES
(CONTINUED)

SYSTEMATIC WITHDRAWAL PLAN

A 2% redemption fee may be charged on shares withdrawn from your account within 7 days of the date of Purchase.

EFFECTIVE MAY 2, 2005, THE SECTION ENTITLED "REDEMPTION FEE" OF THE CLASS A AND CLASS B SHARES PROSPECTUS DATED DECEMBER 1, 2004 IS AMENDED TO READ AS FOLLOWS:

REDEMPTION FEE

If you sell your Shares or exchange them for shares of another of the AmSouth Funds within 7 days of the date of purchase, you will be charged a 2.00% fee on the current net asset value of the Shares sold or exchanged. The fee is paid to the Fund to offset the costs associated with short-term trading, such as portfolio transaction and administrative costs.

The Fund uses a "first-in, first-out" method to determine how long you have held your shares. This means that if you purchased shares on different days, the shares purchased first will be considered redeemed first for purposes of determining whether the redemption fee will be charged.

The fee will be charged on all covered redemptions and exchanges, including those made through retirement plan, brokerage and other types of omnibus accounts (except where it is not practical for the plan administrator or brokerage firm to implement the fee). The Fund will not impose the redemption fee on a redemption or exchange of shares purchased upon the reinvestment of dividend and capital gain distributions.

Although the Fund will attempt to assess the redemption fee on all applicable redemptions, there can be no guarantee the Fund will be successful in doing so. Additionally, the redemption fee may not be assessed in certain circumstances, including the following:

      -  redemptions of shares held in certain omnibus accounts;

      -  retirement plans that cannot implement the redemption fee;

      - certain types of redemptions that do not indicate market timing strategies, such as redemptions of shares held in automatic non-discretionary rebalancing programs, systematic withdrawal plans or redemptions requested within 7 days following the death or disability of a shareholder (or if a trust, its beneficiary);

      - redemptions from accounts that meet certain criteria established by management and approved by the Board.

The Fund reserves the right to waive, modify the terms of, or terminate the redemption fee at any time in its discretion.

EFFECTIVE MAY 2, 2005, THE FIRST PARAGRAPH IN THE SECTION ENTITLED "SHORT-TERM TRADING" OF THE CLASS A AND CLASS B SHARES PROSPECTUS DATED DECEMBER 1, 2004 IS AMENDED TO READ AS FOLLOWS:

SHORT-TERM TRADING

The Fund is intended for long-term investing. Short-term trading by Fund shareholders may adversely affect the Fund by interfering with portfolio management and increasing portfolio transaction and administrative costs. To discourage short-term trading, the Fund charges a 2.00% redemption fee on Class A, Class B and Class I Shares of the Fund exchanged or redeemed within 7 days of purchase. The Fund also may limit exchange activity to two "round-trip" purchases and sale of the same Fund during a calendar year. In addition, the Fund may temporarily suspend or terminate purchases and exchanges by investors or groups of investors who engage in short-term trading practices.

EFFECTIVE MAY 2, 2005, THE SECTION ENTITLED "EXCHANGING YOUR SHARES" OF THE CLASS A AND CLASS B SHARES PROSPECTUS DATED DECEMBER 1, 2004 IS AMENDED TO READ AS FOLLOWS:

EXCHANGING YOUR SHARES

You can exchange your shares in one Fund for shares of the same class of another AmSouth Fund, usually without paying additional sales charges (see "Notes" below). You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable. Class I Shares may be exchanged for Class A Shares of the same Fund. No transaction fees are currently charged for exchanges. However, the 2.00% redemption fee is charged on exchanges made within 7 days of a purchase or exchange transaction.

ALL OTHER REFERENCES IN THE PROSPECTUS TO A REDEMPTION FEE SHALL BE AMENDED TO READ THAT THE REDEMPTION FEE IS EFFECTIVE ON THE SALE OR EXCHANGE OF SHARES WITHIN 7 DAYS OF THE DATE OF PURCHASE, SUBJECT TO THE PARAMETERS SET FORTH ABOVE.

AS OF JANUARY 12, 2005, THE SECOND SENTENCE OF THE FIRST PARAGRAPH OF THE DESCRIPTION OF THE INVESTMENT ADVISOR OF THE PROSPECTUS IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

As of September 30, 2004, AAMI had over $9.7 billion in assets under management.

                 SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE.

                                  AMSOUTH FUNDS
                         AMSOUTH PRIME MONEY MARKET FUND

                        SUPPLEMENT DATED JUNE 1, 2005 TO
          CLASS A AND CLASS B SHARES PROSPECTUS DATED DECEMBER 1, 2004

THIS SUPPLEMENT AMENDS INFORMATION IN THE CLASS A AND CLASS B SHARES PROSPECTUS AND SUPERSEDES ANY INFORMATION TO THE CONTRARY IN THE CLASS A AND CLASS B SHARES PROSPECTUS DATED DECEMBER 1, 2004:

EFFECTIVE IMMEDIATELY, THE FIRST SENTENCE OF THE FIRST PARAGRAPH UNDER THE SECTION ENTITLED "SHAREHOLDER INFORMATION - PRICING OF FUND SHARES" OF THE CLASS A AND CLASS B SHARES PROSPECTUS DATED DECEMBER 1, 2004 IS AMENDED TO READ AS
FOLLOWS:

SHAREHOLDER INFORMATION - PRICING OF FUND SHARES

The per share NAV for the Fund is determined and its shares are priced on each day the Federal Reserve Bank of New York is open, except for Good Friday when the Fund is closed.

EFFECTIVE MAY 2, 2005, THE FIRST PARAGRAPH IN THE SECTION ENTITLED "SHORT-TERM TRADING" OF THE CLASS A AND CLASS B SHARES PROSPECTUS DATED DECEMBER 1, 2004 IS AMENDED TO READ AS FOLLOWS:

SHORT-TERM TRADING

Short-term trading by Fund shareholders may adversely affect the Fund by interfering with portfolio management and increasing portfolio transaction and administrative costs. To discourage short-term trading, the Funds charge a 2.00% redemption fee on Class A, Class B and Class I Shares of the Equity, Hybrid and Bond Funds exchanged or redeemed within 7 days of purchase (except for the Small Cap Fund and International Equity Fund, which is 30 days). The Fund also may limit exchange activity to two "round-trip" purchases and sale of the same Fund during a calendar year. In addition, the Fund may temporarily suspend or terminate purchases and exchanges by investors or groups of investors who engage in short-term trading practices.

EFFECTIVE MAY 2, 2005, THE SECTION ENTITLED "EXCHANGING YOUR SHARES" OF THE CLASS A AND CLASS B SHARES PROSPECTUS DATED DECEMBER 1, 2004 IS AMENDED TO READ AS FOLLOWS:

EXCHANGING YOUR

You can exchange your shares in one Fund for shares of the same class of another AmSouth Fund, usually without paying additional sales charges (see "Notes" below). You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable. Class I Shares may be exchanged for Class A Shares of the same Fund. No transaction fees are currently charged for exchanges. However, the 2.00% redemption fee is charged on exchanges made within 7 days of a purchase or exchange transaction (except for the Small Cap Fund and International Equity Fund, which charge a redemption fee on exchanges made within 30 days of a purchase or exchange).

ALL OTHER REFERENCES IN THE PROSPECTUS TO A REDEMPTION FEE SHALL BE AMENDED TO READ THAT THE REDEMPTION FEE IS EFFECTIVE ON THE SALE OR EXCHANGE OF SHARES WITHIN 7 DAYS OF THE DATE OF PURCHASE, SUBJECT TO THE PARAMETERS SET FORTH ABOVE.

AS OF JANUARY 12, 2005, THE SECOND SENTENCE OF THE FIRST PARAGRAPH OF THE DESCRIPTION OF THE INVESTMENT ADVISOR OF THE PROSPECTUS IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

As of September 30, 2004, AAMI had over $9.7 billion in assets under management.

                 SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE.

                                  AMSOUTH FUNDS
                           AMSOUTH SELECT EQUITY FUND

                        SUPPLEMENT DATED JUNE 1, 2005 TO
          CLASS A AND CLASS B SHARES PROSPECTUS DATED DECEMBER 1, 2004

THIS SUPPLEMENT AMENDS INFORMATION IN THE CLASS A AND CLASS B SHARES PROSPECTUS AND SUPERSEDES ANY INFORMATION TO THE CONTRARY IN THE CLASS A AND CLASS B SHARES PROSPECTUS DATED DECEMBER 1, 2004:

EFFECTIVE MAY 2, 2005, THE SECTION ENTITLED "SELLING YOUR SHARES" OF THE CLASS A AND CLASS B SHARES PROSPECTUS DATED DECEMBER 1, 2004 IS AMENDED TO READ AS
FOLLOWS:

SELLING YOUR SHARES
(CONTINUED)

SYSTEMATIC WITHDRAWAL PLAN

A 2% redemption fee may be charged on shares withdrawn from your account within 7 days of the date of Purchase.

EFFECTIVE MAY 2, 2005, THE SECTION ENTITLED "REDEMPTION FEE" OF THE CLASS A AND CLASS B SHARES PROSPECTUS DATED DECEMBER 1, 2004 IS AMENDED TO READ AS FOLLOWS:

REDEMPTION FEE

If you sell your Shares or exchange them for shares of another of the AmSouth Funds within 7 days of the date of purchase, you will be charged a 2.00% fee on the current net asset value of the Shares sold or exchanged. The fee is paid to the Fund to offset the costs associated with short-term trading, such as portfolio transaction and administrative costs.

The Fund uses a "first-in, first-out" method to determine how long you have held your shares. This means that if you purchased shares on different days, the shares purchased first will be considered redeemed first for purposes of determining whether the redemption fee will be charged.

The fee will be charged on all covered redemptions and exchanges, including those made through retirement plan, brokerage and other types of omnibus accounts (except where it is not practical for the plan administrator or brokerage firm to implement the fee). The Fund will not impose the redemption fee on a redemption or exchange of shares purchased upon the reinvestment of dividend and capital gain distributions.

Although the Fund will attempt to assess the redemption fee on all applicable redemptions, there can be no guarantee the Fund will be successful in doing so. Additionally, the redemption fee may not be assessed in certain circumstances, including the following:

      -  redemptions of shares held in certain omnibus accounts;

      -  retirement plans that cannot implement the redemption fee;

      - certain types of redemptions that do not indicate market timing strategies, such as redemptions of shares held in automatic non-discretionary rebalancing programs, systematic withdrawal plans or redemptions requested within 7 days following the death or disability of a shareholder (or if a trust, its beneficiary);

      - redemptions from accounts that meet certain criteria established by management and approved by the Board.

The Fund reserves the right to waive, modify the terms of, or terminate the redemption fee at any time in its discretion.

EFFECTIVE MAY 2, 2005, THE FIRST PARAGRAPH IN THE SECTION ENTITLED "SHORT-TERM TRADING" OF THE CLASS A AND CLASS B SHARES PROSPECTUS DATED DECEMBER 1, 2004 IS AMENDED TO READ AS FOLLOWS:

SHORT-TERM TRADING

The Fund is intended for long-term investing. Short-term trading by Fund shareholders may adversely affect the Fund by interfering with portfolio management and increasing portfolio transaction and administrative costs. To discourage short-term trading, the Fund charges a 2.00% redemption fee on Class A, Class B and Class I Shares of the Fund exchanged or redeemed within 7 days of purchase. The Fund also may limit exchange activity to two "round-trip" purchases and sale of the same Fund during a calendar year. In addition, the Fund may temporarily suspend or terminate purchases and exchanges by investors or groups of investors who engage in short-term trading practices.

EFFECTIVE MAY 2, 2005, THE SECTION ENTITLED "EXCHANGING YOUR SHARES" OF THE CLASS A AND CLASS B SHARES PROSPECTUS DATED DECEMBER 1, 2004 IS AMENDED TO READ AS FOLLOWS:

EXCHANGING YOUR SHARES

You can exchange your shares in one Fund for shares of the same class of another AmSouth Fund, usually without paying additional sales charges (see "Notes" below). You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable. Class I Shares may be exchanged for Class A Shares of the same Fund. No transaction fees are currently charged for exchanges. However, the 2.00% redemption fee is charged on exchanges made within 7 days of a purchase or exchange transaction.

ALL OTHER REFERENCES IN THE PROSPECTUS TO A REDEMPTION FEE SHALL BE AMENDED TO READ THAT THE REDEMPTION FEE IS EFFECTIVE ON THE SALE OR EXCHANGE OF SHARES WITHIN 7 DAYS OF THE DATE OF PURCHASE, SUBJECT TO THE PARAMETERS SET FORTH ABOVE.

AS OF JANUARY 12, 2005, THE SECOND SENTENCE OF THE FIRST PARAGRAPH OF THE DESCRIPTION OF THE INVESTMENT ADVISOR OF THE PROSPECTUS IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

As of September 30, 2004, AAMI had over $9.7 billion in assets under management.

                 SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE.

                                  AMSOUTH FUNDS
            AMSOUTH STRATEGIC PORTFOLIOS: AGGRESSIVE GROWTH PORTFOLIO

                        SUPPLEMENT DATED JUNE 1, 2005 TO
          CLASS A AND CLASS B SHARES PROSPECTUS DATED DECEMBER 1, 2004

THIS SUPPLEMENT AMENDS INFORMATION IN THE CLASS A AND CLASS B SHARES PROSPECTUS AND SUPERSEDES ANY INFORMATION TO THE CONTRARY IN THE CLASS A AND CLASS B SHARES PROSPECTUS DATED DECEMBER 1, 2004:

EFFECTIVE MAY 2, 2005, THE SECTION ENTITLED "SELLING YOUR SHARES" OF THE CLASS A AND CLASS B SHARES PROSPECTUS DATED DECEMBER 1, 2004 IS AMENDED TO READ AS
FOLLOWS:

SELLING YOUR SHARES
(CONTINUED)

SYSTEMATIC WITHDRAWAL PLAN

A 2% redemption fee may be charged on shares withdrawn from your account within 7 days of the date of Purchase.

EFFECTIVE MAY 2, 2005, THE SECTION ENTITLED "REDEMPTION FEE" OF THE CLASS A AND CLASS B SHARES PROSPECTUS DATED DECEMBER 1, 2004 IS AMENDED TO READ AS FOLLOWS:

REDEMPTION FEE

If you sell your Shares or exchange them for shares of another of the AmSouth Funds within 7 days of the date of purchase, you will be charged a 2.00% fee on the current net asset value of the Shares sold or exchanged. The fee is paid to the Fund to offset the costs associated with short-term trading, such as portfolio transaction and administrative costs.

The Fund uses a "first-in, first-out" method to determine how long you have held your shares. This means that if you purchased shares on different days, the shares purchased first will be considered redeemed first for purposes of determining whether the redemption fee will be charged.

The fee will be charged on all covered redemptions and exchanges, including those made through retirement plan, brokerage and other types of omnibus accounts (except where it is not practical for the plan administrator or brokerage firm to implement the fee). The Fund will not impose the redemption fee on a redemption or exchange of shares purchased upon the reinvestment of dividend and capital gain distributions.

Although the Fund will attempt to assess the redemption fee on all applicable redemptions, there can be no guarantee the Fund will be successful in doing so. Additionally, the redemption fee may not be assessed in certain circumstances, including the following:

      -  redemptions of shares held in certain omnibus accounts;

      -  retirement plans that cannot implement the redemption fee;

      - certain types of redemptions that do not indicate market timing strategies, such as redemptions of shares held in automatic non-discretionary rebalancing programs, systematic withdrawal plans or redemptions requested within 7 days following the death or disability of a shareholder (or if a trust, its beneficiary);

      - redemptions from accounts that meet certain criteria established by management and approved by the Board.

The Fund reserves the right to waive, modify the terms of, or terminate the redemption fee at any time in its discretion.

EFFECTIVE MAY 2, 2005, THE FIRST PARAGRAPH IN THE SECTION ENTITLED "SHORT-TERM TRADING" OF THE CLASS A AND CLASS B SHARES PROSPECTUS DATED DECEMBER 1, 2004 IS AMENDED TO READ AS FOLLOWS:

SHORT-TERM TRADING

The Fund is intended for long-term investing. Short-term trading by Fund shareholders may adversely affect the Fund by interfering with portfolio management and increasing portfolio transaction and administrative costs. To discourage short-term trading, the Fund charges a 2.00% redemption fee on Class A, Class B and Class I Shares of the Fund exchanged or redeemed within 7 days of purchase. The Fund also may limit exchange activity to two "round-trip" purchases and sale of the same Fund during a calendar year. In addition, the Fund may temporarily suspend or terminate purchases and exchanges by investors or groups of investors who engage in short-term trading practices.

EFFECTIVE MAY 2, 2005, THE SECTION ENTITLED "EXCHANGING YOUR SHARES" OF THE CLASS A AND CLASS B SHARES PROSPECTUS DATED DECEMBER 1, 2004 IS AMENDED TO READ AS FOLLOWS:

EXCHANGING YOUR SHARES

You can exchange your shares in one Fund for shares of the same class of another AmSouth Fund, usually without paying additional sales charges (see "Notes" below). You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable. Class I Shares may be exchanged for Class A Shares of the same Fund. No transaction fees are currently charged for exchanges. However, the 2.00% redemption fee is charged on exchanges made within 7 days of a purchase or exchange transaction.

ALL OTHER REFERENCES IN THE PROSPECTUS TO A REDEMPTION FEE SHALL BE AMENDED TO READ THAT THE REDEMPTION FEE IS EFFECTIVE ON THE SALE OR EXCHANGE OF SHARES WITHIN 7 DAYS OF THE DATE OF PURCHASE, SUBJECT TO THE PARAMETERS SET FORTH ABOVE.

AS OF JANUARY 12, 2005, THE INDIRECT EXPENSES AND THE EXPENSE EXAMPLE FOR THE AMSOUTH STRATEGIC PORTFOLIOS: AGGRESSIVE GROWTH PORTFOLIO STATED OF THE PROSPECTUS IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

            AMSOUTH STRATEGIC PORTFOLIOS: AGGRESSIVE GROWTH PORTFOLIO

CLASS A SHARES*        2.04%
CLASS B SHARES*        2.78%

*Certain expenses for each of the Underlying Funds are limited by the Advisor. Taking into account the fee waivers and expense reimbursements for the Underlying Funds and the AmSouth Strategic Portfolios: Aggressive Growth Portfolio, total expenses for each class are: Class A Shares, 1.59% and Class B Shares, 2.33%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

Actual expenses will differ depending on the actual allocation of investments in the Underlying Funds in effect from time to time. The Underlying Funds are described elsewhere in this Prospectus.

                                 EXPENSE EXAMPLE

                           1 YEAR        3 YEARS        5 YEARS        10 YEARS
CLASS A SHARES             $  746        $ 1,154        $ 1,588        $  2,789
CLASS B SHARES
Assuming redemption        $  781        $ 1,162        $ 1,669        $  2,932
Assuming no
Redemption                 $  281        $   862        $ 1,469        $  2,932

AS OF JANUARY 12, 2005, THE SECOND SENTENCE OF THE FIRST PARAGRAPH OF THE DESCRIPTION OF THE INVESTMENT ADVISOR OF THE PROSPECTUS IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

As of September 30, 2004, AAMI had over $9.7 billion in assets under management.

                 SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE.

                                  AMSOUTH FUNDS
            AMSOUHT STRATEGIC PORTFOLIOS: GROWTH AND INCOME PORTFOLIO

                        SUPPLEMENT DATED JUNE 1, 2005 TO
          CLASS A AND CLASS B SHARES PROSPECTUS DATED DECEMBER 1, 2004

THIS SUPPLEMENT AMENDS INFORMATION IN THE CLASS A AND CLASS B SHARES PROSPECTUS AND SUPERSEDES ANY INFORMATION TO THE CONTRARY IN THE CLASS A AND CLASS B SHARES PROSPECTUS DATED DECEMBER 1, 2004:

EFFECTIVE MAY 2, 2005, THE SECTION ENTITLED "SELLING YOUR SHARES" OF THE CLASS A AND CLASS B SHARES PROSPECTUS DATED DECEMBER 1, 2004 IS AMENDED TO READ AS
FOLLOWS:

SELLING YOUR SHARES
(CONTINUED)

SYSTEMATIC WITHDRAWAL PLAN

A 2% redemption fee may be charged on shares withdrawn from your account within 7 days of the date of Purchase.

EFFECTIVE MAY 2, 2005, THE SECTION ENTITLED "REDEMPTION FEE" OF THE CLASS A AND CLASS B SHARES PROSPECTUS DATED DECEMBER 1, 2004 IS AMENDED TO READ AS FOLLOWS:

REDEMPTION FEE

If you sell your Shares or exchange them for shares of another of the AmSouth Funds within 7 days of the date of purchase, you will be charged a 2.00% fee on the current net asset value of the Shares sold or exchanged. The fee is paid to the Fund to offset the costs associated with short-term trading, such as portfolio transaction and administrative costs.

The Fund uses a "first-in, first-out" method to determine how long you have held your shares. This means that if you purchased shares on different days, the shares purchased first will be considered redeemed first for purposes of determining whether the redemption fee will be charged.

The fee will be charged on all covered redemptions and exchanges, including those made through retirement plan, brokerage and other types of omnibus accounts (except where it is not practical for the plan administrator or brokerage firm to implement the fee). The Fund will not impose the redemption fee on a redemption or exchange of shares purchased upon the reinvestment of dividend and capital gain distributions.

Although the Fund will attempt to assess the redemption fee on all applicable redemptions, there can be no guarantee the Fund will be successful in doing so. Additionally, the redemption fee may not be assessed in certain circumstances, including the following:

      -  redemptions of shares held in certain omnibus accounts;

      -  retirement plans that cannot implement the redemption fee;

      - certain types of redemptions that do not indicate market timing strategies, such as redemptions of shares held in automatic non-discretionary rebalancing programs, systematic withdrawal plans or redemptions requested within 7 days following the death or disability of a shareholder (or if a trust, its beneficiary);

      - redemptions from accounts that meet certain criteria established by management and approved by the Board.

The Fund reserves the right to waive, modify the terms of, or terminate the redemption fee at any time in its discretion.

EFFECTIVE MAY 2, 2005, THE FIRST PARAGRAPH IN THE SECTION ENTITLED "SHORT-TERM TRADING" OF THE CLASS A AND CLASS B SHARES PROSPECTUS DATED DECEMBER 1, 2004 IS AMENDED TO READ AS FOLLOWS:

SHORT-TERM TRADING

The Fund is intended for long-term investing. Short-term trading by Fund shareholders may adversely affect the Fund by interfering with portfolio management and increasing portfolio transaction and administrative costs. To discourage short-term trading, the Fund charges a 2.00% redemption fee on Class A, Class B and Class I Shares of the Fund exchanged or redeemed within 7 days of purchase. The Fund also may limit exchange activity to two "round-trip" purchases and sale of the same Fund during a calendar year. In addition, the Fund may temporarily suspend or terminate purchases and exchanges by investors or groups of investors who engage in short-term trading practices.

EFFECTIVE MAY 2, 2005, THE SECTION ENTITLED "EXCHANGING YOUR SHARES" OF THE CLASS A AND CLASS B SHARES PROSPECTUS DATED DECEMBER 1, 2004 IS AMENDED TO READ AS FOLLOWS:

EXCHANGING YOUR SHARES

You can exchange your shares in one Fund for shares of the same class of another AmSouth Fund, usually without paying additional sales charges (see "Notes" below). You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable. Class I Shares may be exchanged for Class A Shares of the same Fund. No transaction fees are currently charged for exchanges. However, the 2.00% redemption fee is charged on exchanges made within 7 days of a purchase or exchange transaction.

ALL OTHER REFERENCES IN THE PROSPECTUS TO A REDEMPTION FEE SHALL BE AMENDED TO READ THAT THE REDEMPTION FEE IS EFFECTIVE ON THE SALE OR EXCHANGE OF SHARES WITHIN 7 DAYS OF THE DATE OF PURCHASE, SUBJECT TO THE PARAMETERS SET FORTH ABOVE.

AS OF JANUARY 12, 2005, THE INDIRECT EXPENSES AND THE EXPENSE EXAMPLE FOR THE AMSOUTH STRATEGIC PORTFOLIOS: GROWTH AND INCOME PORTFOLIO STATED OF THE PROSPECTUS IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

            AMSOUTH STRATEGIC PORTFOLIOS: GROWTH AND INCOME PORTFOLIO

CLASS A SHARES*      1.81%
CLASS B SHARES*      2.56%

*Certain expenses for each of the Underlying Funds are limited by the Advisor. Taking into account the fee waivers and expense reimbursements for the Underlying Funds and the AmSouth Strategic Portfolios: Growth and Income Portfolio, total expenses for each class are: Class A Shares, 1.48% and Class B Shares, 2.23%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

Actual expenses will differ depending on the actual allocation of investments in the Underlying Funds in effect from time to time. The Underlying Funds are described elsewhere in this Prospectus.

Expense Example

                           1 YEAR        3 YEARS        5 YEARS        10 YEARS
CLASS A SHARES             $  724        $ 1,088        $ 1,476        $  2,560
CLASS B SHARES
Assuming redemption        $  759        $ 1,096        $ 1,560        $  2,712
Assuming no
Redemption                 $  259        $   796        $ 1,360        $  2,712

AS OF JANUARY 12, 2005, THE SECOND SENTENCE OF THE FIRST PARAGRAPH OF THE DESCRIPTION OF THE INVESTMENT ADVISOR OF THE PROSPECTUS IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

As of September 30, 2004, AAMI had over $9.7 billion in assets under management.

                 SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE.

                                  AMSOUTH FUNDS
                 AMSOUTH STRATEGIC PORTFOLIOS: GROWTH PORTFOLIO

                        SUPPLEMENT DATED JUNE 1, 2005 TO
          CLASS A AND CLASS B SHARES PROSPECTUS DATED DECEMBER 1, 2004

THIS SUPPLEMENT AMENDS INFORMATION IN THE CLASS A AND CLASS B SHARES PROSPECTUS AND SUPERSEDES ANY INFORMATION TO THE CONTRARY IN THE CLASS A AND CLASS B SHARES PROSPECTUS DATED DECEMBER 1, 2004:

EFFECTIVE MAY 2, 2005, THE SECTION ENTITLED "SELLING YOUR SHARES" OF THE CLASS A AND CLASS B SHARES PROSPECTUS DATED DECEMBER 1, 2004 IS AMENDED TO READ AS
FOLLOWS:

SELLING YOUR SHARES
(CONTINUED)

SYSTEMATIC WITHDRAWAL PLAN

A 2% redemption fee may be charged on shares withdrawn from your account within 7 days of the date of Purchase.

EFFECTIVE MAY 2, 2005, THE SECTION ENTITLED "REDEMPTION FEE" OF THE CLASS A AND CLASS B SHARES PROSPECTUS DATED DECEMBER 1, 2004 IS AMENDED TO READ AS FOLLOWS:

REDEMPTION FEE

If you sell your Shares or exchange them for shares of another of the AmSouth Funds within 7 days of the date of purchase, you will be charged a 2.00% fee on the current net asset value of the Shares sold or exchanged. The fee is paid to the Fund to offset the costs associated with short-term trading, such as portfolio transaction and administrative costs.

The Fund uses a "first-in, first-out" method to determine how long you have held your shares. This means that if you purchased shares on different days, the shares purchased first will be considered redeemed first for purposes of determining whether the redemption fee will be charged.

The fee will be charged on all covered redemptions and exchanges, including those made through retirement plan, brokerage and other types of omnibus accounts (except where it is not practical for the plan administrator or brokerage firm to implement the fee). The Fund will not impose the redemption fee on a redemption or exchange of shares purchased upon the reinvestment of dividend and capital gain distributions.

Although the Fund will attempt to assess the redemption fee on all applicable redemptions, there can be no guarantee the Fund will be successful in doing so. Additionally, the redemption fee may not be assessed in certain circumstances, including the following:

      -  redemptions of shares held in certain omnibus accounts;

      -  retirement plans that cannot implement the redemption fee;

      - certain types of redemptions that do not indicate market timing strategies, such as redemptions of shares held in automatic non-discretionary rebalancing programs, systematic withdrawal plans or redemptions requested within 7 days following the death or disability of a shareholder (or if a trust, its beneficiary);

      - redemptions from accounts that meet certain criteria established by management and approved by the Board.

The Fund reserves the right to waive, modify the terms of, or terminate the redemption fee at any time in its discretion.

EFFECTIVE MAY 2, 2005, THE FIRST PARAGRAPH IN THE SECTION ENTITLED "SHORT-TERM TRADING OF THE CLASS A AND CLASS B SHARES PROSPECTUS DATED DECEMBER 1, 2004 IS AMENDED TO READ AS FOLLOWS:

SHORT-TERM TRADING

The Fund is intended for long-term investing. Short-term trading by Fund shareholders may adversely affect the Fund by interfering with portfolio management and increasing portfolio transaction and administrative costs. To discourage short-term trading, the Fund charges a 2.00% redemption fee on Class A, Class B and Class I Shares of the Fund exchanged or redeemed within 7 days of purchase. The Fund also may limit exchange activity to two "round-trip" purchases and sale of the same Fund during a calendar year. In addition, the Fund may temporarily suspend or terminate purchases and exchanges by investors or groups of investors who engage in short-term trading practices.

EFFECTIVE MAY 2, 2005, THE SECTION ENTITLED "EXCHANGING YOUR SHARES" OF THE CLASS A AND CLASS B SHARES PROSPECTUS DATED DECEMBER 1, 2004 IS AMENDED TO READ AS FOLLOWS:

EXCHANGING YOUR SHARES

You can exchange your shares in one Fund for shares of the same class of another AmSouth Fund, usually without paying additional sales charges (see "Notes" below). You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable. Class I Shares may be exchanged for Class A Shares of the same Fund. No transaction fees are currently charged for exchanges. However, the 2.00% redemption fee is charged on exchanges made within 7 days of a purchase or exchange transaction.

ALL OTHER REFERENCES IN THE PROSPECTUS TO A REDEMPTION FEE SHALL BE AMENDED TO READ THAT THE REDEMPTION FEE IS EFFECTIVE ON THE SALE OR EXCHANGE OF SHARES WITHIN 7 DAYS OF THE DATE OF PURCHASE, SUBJECT TO THE PARAMETERS SET FORTH ABOVE.

AS OF JANUARY 12, 2005, THE INDIRECT EXPENSES AND THE EXPENSE EXAMPLE FOR THE AMSOUTH STRATEGIC PORTFOLIOS: GROWTH PORTFOLIO STATED OF THE PROSPECTUS IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

                 AMSOUTH STRATEGIC PORTFOLIOS: GROWTH PORTFOLIO

CLASS A SHARES*            1.92%
CLASS B SHARES*            2.66%

*Certain expenses for each of the Underlying Funds are limited by the Advisor. Taking into account the fee waivers and expense reimbursements for the Underlying Funds and the AmSouth Strategic Portfolios: Growth Portfolio, total expenses for each class are: Class A Shares, 1.49% and Class B Shares, 2.22%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

Actual expenses will differ depending on the actual allocation of investments in the Underlying Funds in effect from time to time. The Underlying Funds are described elsewhere in this Prospectus.

Expense Example

                            1 YEAR       3 YEARS       5 YEARS         10 YEARS
CLASS A SHARES              $  734       $ 1,120       $ 1,530          $ 2,670
CLASS B SHARES
Assuming redemption         $  769       $ 1,126       $ 1,610          $ 2,814
Assuming no
Redemption                  $  269       $   826       $ 1,410          $ 2,814

AS OF JANUARY 12, 2005, THE SECOND SENTENCE OF THE FIRST PARAGRAPH OF THE DESCRIPTION OF THE INVESTMENT ADVISOR OF THE PROSPECTUS IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

As of September 30, 2004, AAMI had over $9.7 billion in assets under management.

               SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE
                        PROSPECTUS FOR FUTURE REFERENCE.

                                  AMSOUTH FUNDS
       AMSOUTH STRATEGIC PORTFOLIOS: MODERATE GROWTH AND INCOME PORTFOLIO

                        SUPPLEMENT DATED JUNE 1, 2005 TO
          CLASS A AND CLASS B SHARES PROSPECTUS DATED DECEMBER 1, 2004

THIS SUPPLEMENT AMENDS INFORMATION IN THE CLASS A AND CLASS B SHARES PROSPECTUS AND SUPERSEDES ANY INFORMATION TO THE CONTRARY IN THE CLASS A AND CLASS B SHARES PROSPECTUS DATED DECEMBER 1, 2004:

EFFECTIVE MAY 2, 2005, THE SECTION ENTITLED "SELLING YOUR SHARES" OF THE CLASS A AND CLASS B SHARES PROSPECTUS DATED DECEMBER 1, 2004 IS AMENDED TO READ AS
FOLLOWS:

SELLING YOUR SHARES
(continued)

SYSTEMATIC WITHDRAWAL PLAN

A 2% redemption fee may be charged on shares withdrawn from your account within 7 days of the date of Purchase.

EFFECTIVE MAY 2, 2005, THE SECTION ENTITLED "REDEMPTION FEE" OF THE CLASS A AND CLASS B SHARES PROSPECTUS DATED DECEMBER 1, 2004 IS AMENDED TO READ AS FOLLOWS:

REDEMPTION FEE

If you sell your Shares or exchange them for shares of another of the AmSouth Funds within 7 days of the date of purchase, you will be charged a 2.00% fee on the current net asset value of the Shares sold or exchanged. The fee is paid to the Fund to offset the costs associated with short-term trading, such as portfolio transaction and administrative costs.

The Fund uses a "first-in, first-out" method to determine how long you have held your shares. This means that if you purchased shares on different days, the shares purchased first will be considered redeemed first for purposes of determining whether the redemption fee will be charged.

The fee will be charged on all covered redemptions and exchanges, including those made through retirement plan, brokerage and other types of omnibus accounts (except where it is not practical for the plan administrator or brokerage firm to implement the fee). The Fund will not impose the redemption fee on a redemption or exchange of shares purchased upon the reinvestment of dividend and capital gain distributions.

Although the Fund will attempt to assess the redemption fee on all applicable redemptions, there can be no guarantee the Fund will be successful in doing so. Additionally, the redemption fee may not be assessed in certain circumstances, including the following:

      -     redemptions of shares held in certain omnibus accounts;

      -     retirement plans that cannot implement the redemption fee;

      - certain types of redemptions that do not indicate market timing strategies, such as redemptions of shares held in automatic non-discretionary rebalancing programs, systematic withdrawal plans or redemptions requested within 7 days following the death or disability of a shareholder (or if a trust, its beneficiary);

      - redemptions from accounts that meet certain criteria established by management and approved by the Board.

The Fund reserves the right to waive, modify the terms of, or terminate the redemption fee at any time in its discretion.

EFFECTIVE MAY 2, 2005, THE FIRST PARAGRAPH IN THE SECTION ENTITLED "SHORT-TERM TRADING" OF THE CLASS A AND CLASS B SHARES PROSPECTUS DATED DECEMBER 1, 2004 IS AMENDED TO READ AS FOLLOWS:

SHORT-TERM TRADING

The Fund is intended for long-term investing. Short-term trading by Fund shareholders may adversely affect the Fund by interfering with portfolio management and increasing portfolio transaction and administrative costs. To discourage short-term trading, the Fund charges a 2.00% redemption fee on Class A, Class B and Class I Shares of the Fund exchanged or redeemed within 7 days of purchase. The Fund also may limit exchange activity to two "round-trip" purchases and sale of the same Fund during a calendar year. In addition, the Fund may temporarily suspend or terminate purchases and exchanges by investors or groups of investors who engage in short-term trading practices.

EFFECTIVE MAY 2, 2005, THE SECTION ENTITLED "EXCHANGING YOUR SHARES" OF THE CLASS A AND CLASS B SHARES PROSPECTUS DATED DECEMBER 1, 2004 IS AMENDED TO READ AS FOLLOWS:

EXCHANGING YOUR SHARES

You can exchange your shares in one Fund for shares of the same class of another AmSouth Fund, usually without paying additional sales charges (see "Notes" below). You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable. Class I Shares may be exchanged for Class A Shares of the same Fund. No transaction fees are currently charged for exchanges. However, the 2.00% redemption fee is charged on exchanges made within 7 days of a purchase or exchange transaction.

ALL OTHER REFERENCES IN THE PROSPECTUS TO A REDEMPTION FEE SHALL BE AMENDED TO READ THAT THE REDEMPTION FEE IS EFFECTIVE ON THE SALE OR EXCHANGE OF SHARES WITHIN 7 DAYS OF THE DATE OF PURCHASE, SUBJECT TO THE PARAMETERS SET FORTH ABOVE.

AS OF JANUARY 12, 2005, THE INDIRECT EXPENSES AND THE EXPENSE EXAMPLE FOR THE AMSOUTH STRATEGIC PORTFOLIOS: MODERATE GROWTH AND INCOME PORTFOLIO OF THE PROSPECTUS IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

       AMSOUTH STRATEGIC PORTFOLIOS: MODERATE GROWTH AND INCOME PORTFOLIO

CLASS A SHARES*            1.94%
CLASS B SHARES*            2.68%

*Certain expenses for each of the Underlying Funds are limited by the Advisor. Taking into account the fee waivers and expense reimbursements for the Underlying Funds and the AmSouth Strategic Portfolios: Moderate Growth and Income Portfolio, total expenses for each class are: Class A Shares, 1.51% and Class B Shares, 2.25%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

Actual expenses will differ depending on the actual allocation of investments in the Underlying Funds in effect from time to time. The Underlying Funds are described elsewhere in this Prospectus.

Expense Example

                          1 YEAR     3 YEARS      5 YEARS      10 YEARS
CLASS A SHARES            $  736     $ 1,126      $ 1,539      $  2,690
CLASS B SHARES
Assuming redemption       $  771     $ 1,132      $ 1,620      $  2,834
Assuming no
Redemption                $  271     $   832      $ 1,420      $  2,834

AS OF JANUARY 12, 2005, THE SECOND SENTENCE OF THE FIRST PARAGRAPH OF THE DESCRIPTION OF THE INVESTMENT ADVISOR OF THE PROSPECTUS IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

As of September 30, 2004, AAMI had over $9.7 billion in assets under management.

               SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE
                        PROSPECTUS FOR FUTURE REFERENCE.

                                  AMSOUTH FUNDS
                        AMSOUTH FLORIDA TAX-EXEMPT FUND

                        SUPPLEMENT DATED JUNE 1, 2005 TO
          CLASS A AND CLASS B SHARES PROSPECTUS DATED DECEMBER 1, 2004

THIS SUPPLEMENT AMENDS INFORMATION IN THE CLASS A AND CLASS B SHARES PROSPECTUS AND SUPERSEDES ANY INFORMATION TO THE CONTRARY IN THE CLASS A AND CLASS B SHARES PROSPECTUS DATED DECEMBER 1, 2004:

EFFECTIVE MAY 2, 2005, THE SECTION ENTITLED "SELLING YOUR SHARES" OF THE CLASS A AND CLASS B SHARES PROSPECTUS DATED DECEMBER 1, 2004 IS AMENDED TO READ AS
FOLLOWS:

SELLING YOUR SHARES
(CONTINUED)

SYSTEMATIC WITHDRAWAL PLAN

A 2% redemption fee may be charged on shares withdrawn from your account within 7 days of the date of Purchase.

EFFECTIVE MAY 2, 2005, THE SECTION ENTITLED "REDEMPTION FEE" OF THE CLASS A AND CLASS B SHARES PROSPECTUS DATED DECEMBER 1, 2004 IS AMENDED TO READ AS FOLLOWS:

REDEMPTION FEE

If you sell your Shares or exchange them for shares of another of the AmSouth Funds within 7 days of the date of purchase, you will be charged a 2.00% fee on the current net asset value of the Shares sold or exchanged. The fee is paid to the Fund to offset the costs associated with short-term trading, such as portfolio transaction and administrative costs.

The Fund uses a "first-in, first-out" method to determine how long you have held your shares. This means that if you purchased shares on different days, the shares purchased first will be considered redeemed first for purposes of determining whether the redemption fee will be charged.

The fee will be charged on all covered redemptions and exchanges, including those made through retirement plan, brokerage and other types of omnibus accounts (except where it is not practical for the plan administrator or brokerage firm to implement the fee). The Fund will not impose the redemption fee on a redemption or exchange of shares purchased upon the reinvestment of dividend and capital gain distributions.

Although the Fund will attempt to assess the redemption fee on all applicable redemptions, there can be no guarantee the Fund will be successful in doing so. Additionally, the redemption fee may not be assessed in certain circumstances, including the following:

      -     redemptions of shares held in certain omnibus accounts;

      -     retirement plans that cannot implement the redemption fee;

      - certain types of redemptions that do not indicate market timing strategies, such as redemptions of shares held in automatic non-discretionary rebalancing programs, systematic withdrawal plans or redemptions requested within 7 days following the death or disability of a shareholder (or if a trust, its beneficiary);

      - redemptions from accounts that meet certain criteria established by management and approved by the Board.

The Fund reserves the right to waive, modify the terms of, or terminate the redemption fee at any time in its discretion.

EFFECTIVE MAY 2, 2005, THE FIRST PARAGRAPH IN THE SECTION ENTITLED "SHORT-TERM TRADING" OF THE CLASS A AND CLASS B SHARES PROSPECTUS DATED DECEMBER 1, 2004 IS AMENDED TO READ AS FOLLOWS:

SHORT-TERM TRADING

The Fund is intended for long-term investing. Short-term trading by Fund shareholders may adversely affect the Fund by interfering with portfolio management and increasing portfolio transaction and administrative costs. To discourage short-term trading, the Fund charges a 2.00% redemption fee on Class A, Class B and Class I Shares of the Fund exchanged or redeemed within 7 days of purchase. The Fund also may limit exchange activity to two "round-trip" purchases and sale of the same Fund during a calendar year. In addition, the Fund may temporarily suspend or terminate purchases and exchanges by investors or groups of investors who engage in short-term trading practices.

AS OF JANUARY 12, 2005, THE SECOND SENTENCE OF THE FIRST PARAGRAPH OF THE DESCRIPTION OF THE INVESTMENT ADVISOR OF THE PROSPECTUS IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

As of September 30, 2004, AAMI had over $9.7 billion in assets under management.

               SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE
                        PROSPECTUS FOR FUTURE REFERENCE.

                                  AMSOUTH FUNDS
                      AMSOUTH TAX-EXEMPT MONEY MARKET FUND

                        SUPPLEMENT DATED JUNE 1, 2005 TO
          CLASS A AND CLASS B SHARES PROSPECTUS DATED DECEMBER 1, 2004

THIS SUPPLEMENT AMENDS INFORMATION IN THE CLASS A AND CLASS B SHARES PROSPECTUS AND SUPERSEDES ANY INFORMATION TO THE CONTRARY IN THE CLASS A AND CLASS B SHARES PROSPECTUS DATED DECEMBER 1, 2004:

EFFECTIVE IMMEDIATELY, THE FIRST SENTENCE OF THE FIRST PARAGRAPH UNDER THE SECTION ENTITLED "SHAREHOLDER INFORMATION - PRICING OF FUND SHARES" OF THE CLASS A AND CLASS B SHARES PROSPECTUS DATED DECEMBER 1, 2004 IS AMENDED TO READ AS
FOLLOWS:

SHAREHOLDER INFORMATION - PRICING OF FUND SHARES

The per share NAV for each Fund is determined and its shares are priced on each day the Federal Reserve Bank of New York is open, except for Good Friday when the Funds are closed.

EFFECTIVE MAY 2, 2005, THE FIRST PARAGRAPH IN THE SECTION ENTITLED "SHORT-TERM TRADING" OF THE CLASS A AND CLASS B SHARES PROSPECTUS DATED DECEMBER 1, 2004 IS AMENDED TO READ AS FOLLOWS:

SHORT-TERM TRADING

Short-term trading by Fund shareholders may adversely affect the Fund by interfering with portfolio management and increasing portfolio transaction and administrative costs. To discourage short-term trading, the Funds charge a 2.00% redemption fee on Class A, Class B and Class I Shares of the Equity, Hybrid and Bond Funds exchanged or redeemed within 7 days of purchase (except for the Small Cap Fund and International Equity Fund, which is 30 days). The Fund also may limit exchange activity to two "round-trip" purchases and sale of the same Fund during a calendar year. In addition, the Fund may temporarily suspend or terminate purchases and exchanges by investors or groups of investors who engage in short-term trading practices.

EFFECTIVE MAY 2, 2005, THE SECTION ENTITLED "EXCHANGING YOUR SHARES" OF THE CLASS A AND CLASS B SHARES PROSPECTUS DATED DECEMBER 1, 2004 IS AMENDED TO READ AS FOLLOWS:

EXCHANGING YOUR SHARES

You can exchange your shares in one Fund for shares of the same class of another AmSouth Fund, usually without paying additional sales charges (see "Notes" below). You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable. Class I Shares may be exchanged for Class A Shares of the same Fund. No transaction fees are currently charged for exchanges. However, the 2.00% redemption fee is charged on exchanges made within 7 days of a purchase or exchange transaction (except for the Small Cap Fund and International Equity Fund, which charge a redemption fee on exchanges made within 30 days of a purchase or exchange).

ALL OTHER REFERENCES IN THE PROSPECTUS TO A REDEMPTION FEE SHALL BE AMENDED TO READ THAT THE REDEMPTION FEE IS EFFECTIVE ON THE SALE OR EXCHANGE OF SHARES WITHIN 7 DAYS OF THE DATE OF PURCHASE, SUBJECT TO THE PARAMETERS SET FORTH ABOVE.

AS OF JANUARY 12, 2005, THE SECOND SENTENCE OF THE FIRST PARAGRAPH OF THE DESCRIPTION OF THE INVESTMENT ADVISOR OF THE PROSPECTUS IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

As of September 30, 2004, AAMI had over $9.7 billion in assets under management.

               SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE
                        PROSPECTUS FOR FUTURE REFERENCE.

                                  AMSOUTH FUNDS
                        AMSOUTH TENNESSEE TAX-EXEMPT FUND

                        SUPPLEMENT DATED JUNE 1, 2005 TO
          CLASS A AND CLASS B SHARES PROSPECTUS DATED DECEMBER 1, 2004

THIS SUPPLEMENT AMENDS INFORMATION IN THE CLASS A AND CLASS B SHARES PROSPECTUS AND SUPERSEDES ANY INFORMATION TO THE CONTRARY IN THE CLASS A AND CLASS B SHARES PROSPECTUS DATED DECEMBER 1, 2004:

EFFECTIVE MAY 2, 2005, THE SECTION ENTITLED "SELLING YOUR SHARES" OF THE CLASS A AND CLASS B SHARES PROSPECTUS DATED DECEMBER 1, 2004 IS AMENDED TO READ AS
FOLLOWS:

SELLING YOUR SHARES
(CONTINUED)

SYSTEMATIC WITHDRAWAL PLAN

A 2% redemption fee may be charged on shares withdrawn from your account within 7 days of the date of Purchase.

EFFECTIVE MAY 2, 2005, THE SECTION ENTITLED "REDEMPTION FEE" OF THE CLASS A AND CLASS B SHARES PROSPECTUS DATED DECEMBER 1, 2004 IS AMENDED TO READ AS FOLLOWS:

REDEMPTION FEE

If you sell your Shares or exchange them for shares of another of the AmSouth Funds within 7 days of the date of purchase, you will be charged a 2.00% fee on the current net asset value of the Shares sold or exchanged. The fee is paid to the Fund to offset the costs associated with short-term trading, such as portfolio transaction and administrative costs.

The Fund uses a "first-in, first-out" method to determine how long you have held your shares. This means that if you purchased shares on different days, the shares purchased first will be considered redeemed first for purposes of determining whether the redemption fee will be charged.

The fee will be charged on all covered redemptions and exchanges, including those made through retirement plan, brokerage and other types of omnibus accounts (except where it is not practical for the plan administrator or brokerage firm to implement the fee). The Fund will not impose the redemption fee on a redemption or exchange of shares purchased upon the reinvestment of dividend and capital gain distributions.

Although the Fund will attempt to assess the redemption fee on all applicable redemptions, there can be no guarantee the Fund will be successful in doing so. Additionally, the redemption fee may not be assessed in certain circumstances, including the following:

      -     redemptions of shares held in certain omnibus accounts;

      -     retirement plans that cannot implement the redemption fee;

      - certain types of redemptions that do not indicate market timing strategies, such as redemptions of shares held in automatic non-discretionary rebalancing programs, systematic withdrawal plans or redemptions requested within 7 days following the death or disability of a shareholder (or if a trust, its beneficiary);

      - redemptions from accounts that meet certain criteria established by management and approved by the Board.

The Fund reserves the right to waive, modify the terms of, or terminate the redemption fee at any time in its discretion.

EFFECTIVE MAY 2, 2005, THE FIRST PARAGRAPH IN THE SECTION ENTITLED "SHORT-TERM TRADING" OF THE CLASS A AND CLASS B SHARES PROSPECTUS DATED DECEMBER 1, 2004 IS AMENDED TO READ AS FOLLOWS:

SHORT-TERM TRADING

The Fund is intended for long-term investing. Short-term trading by Fund shareholders may adversely affect the Fund by interfering with portfolio management and increasing portfolio transaction and administrative costs. To discourage short-term trading, the Fund charges a 2.00% redemption fee on Class A, Class B and Class I Shares of the Fund exchanged or redeemed within 7 days of purchase. The Fund also may limit exchange activity to two "round-trip" purchases and sale of the same Fund during a calendar year. In addition, the Fund may temporarily suspend or terminate purchases and exchanges by investors or groups of investors who engage in short-term trading practices.

EFFECTIVE MAY 2, 2005, THE SECTION ENTITLED "EXCHANGING YOUR SHARES" OF THE CLASS A AND CLASS B SHARES PROSPECTUS DATED DECEMBER 1, 2004 IS AMENDED TO READ AS FOLLOWS:

EXCHANGING YOUR SHARES

You can exchange your shares in one Fund for shares of the same class of another AmSouth Fund, usually without paying additional sales charges (see "Notes" below). You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable. Class I Shares may be exchanged for Class A Shares of the same Fund. No transaction fees are currently charged for exchanges. However, the 2.00% redemption fee is charged on exchanges made within 7 days of a purchase or exchange transaction.

ALL OTHER REFERENCES IN THE PROSPECTUS TO A REDEMPTION FEE SHALL BE AMENDED TO READ THAT THE REDEMPTION FEE IS EFFECTIVE ON THE SALE OR EXCHANGE OF SHARES WITHIN 7 DAYS OF THE DATE OF PURCHASE, SUBJECT TO THE PARAMETERS SET FORTH ABOVE.

AS OF JANUARY 12, 2005, THE SECOND SENTENCE OF THE FIRST PARAGRAPH OF THE DESCRIPTION OF THE INVESTMENT ADVISOR OF THE PROSPECTUS IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

As of September 30, 2004, AAMI had over $9.7 billion in assets under management.

               SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE
                        PROSPECTUS FOR FUTURE REFERENCE.

                                  AMSOUTH FUNDS
                   AMSOUTH TREASURY RESERVE MONEY MARKET FUND

                        SUPPLEMENT DATED JUNE 1, 2005 TO
          CLASS A AND CLASS B SHARES PROSPECTUS DATED DECEMBER 1, 2004

THIS SUPPLEMENT AMENDS INFORMATION IN THE CLASS A AND CLASS B SHARES PROSPECTUS AND SUPERSEDES ANY INFORMATION TO THE CONTRARY IN THE CLASS A AND CLASS B SHARES PROSPECTUS DATED DECEMBER 1, 2004:

EFFECTIVE IMMEDIATELY, THE FIRST SENTENCE OF THE FIRST PARAGRAPH UNDER THE SECTION ENTITLED "SHAREHOLDER INFORMATION - PRICING OF FUND SHARES" OF THE CLASS A AND CLASS B SHARES PROSPECTUS DATED DECEMBER 1, 2004 IS AMENDED TO READ AS
FOLLOWS:

SHAREHOLDER INFORMATION - PRICING OF FUND SHARES

The per share NAV for each Fund is determined and its shares are priced on each day the Federal Reserve Bank of New York is open, except for Good Friday when the Funds are closed.

EFFECTIVE MAY 2, 2005, THE FIRST PARAGRAPH IN THE SECTION ENTITLED "SHORT-TERM TRADING" OF THE CLASS A AND CLASS B SHARES PROSPECTUS DATED DECEMBER 1, 2004 IS AMENDED TO READ AS FOLLOWS:

SHORT-TERM TRADING

Short-term trading by Fund shareholders may adversely affect the Fund by interfering with portfolio management and increasing portfolio transaction and administrative costs. To discourage short-term trading, the Funds charge a 2.00% redemption fee on Class A, Class B and Class I Shares of the Equity, Hybrid and Bond Funds exchanged or redeemed within 7 days of purchase (except for the Small Cap Fund and International Equity Fund, which is 30 days). The Fund also may limit exchange activity to two "round-trip" purchases and sale of the same Fund during a calendar year. In addition, the Fund may temporarily suspend or terminate purchases and exchanges by investors or groups of investors who engage in short-term trading practices.

EFFECTIVE MAY 2, 2005, THE SECTION ENTITLED "EXCHANGING YOUR SHARES" OF THE CLASS A AND CLASS B SHARES PROSPECTUS DATED DECEMBER 1, 2004 IS AMENDED TO READ AS FOLLOWS:

EXCHANGING YOUR

You can exchange your shares in one Fund for shares of the same class of another AmSouth Fund, usually without paying additional sales charges (see "Notes" below). You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable. Class I Shares may be exchanged for Class A Shares of the same Fund. No transaction fees are currently charged for exchanges. However, the 2.00% redemption fee is charged on exchanges made within 7 days of a purchase or exchange transaction (except for the Small Cap Fund and International Equity Fund, which charge a redemption fee on exchanges made within 30 days of a purchase or exchange).

ALL OTHER REFERENCES IN THE PROSPECTUS TO A REDEMPTION FEE SHALL BE AMENDED TO READ THAT THE REDEMPTION FEE IS EFFECTIVE ON THE SALE OR EXCHANGE OF SHARES WITHIN 7 DAYS OF THE DATE OF PURCHASE, SUBJECT TO THE PARAMETERS SET FORTH ABOVE.

AS OF JANUARY 12, 2005, THE SECOND SENTENCE OF THE FIRST PARAGRAPH OF THE DESCRIPTION OF THE INVESTMENT ADVISOR OF THE PROSPECTUS IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

As of September 30, 2004, AAMI had over $9.7 billion in assets under management.

               SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE
                        PROSPECTUS FOR FUTURE REFERENCE.

                                  AMSOUTH FUNDS
                               AMSOUTH VALUE FUND

                        SUPPLEMENT DATED JUNE 1, 2005 TO
          CLASS A AND CLASS B SHARES PROSPECTUS DATED DECEMBER 1, 2004

THIS SUPPLEMENT AMENDS INFORMATION IN THE CLASS A AND CLASS B SHARES PROSPECTUS AND SUPERSEDES ANY INFORMATION TO THE CONTRARY IN THE CLASS A AND CLASS B SHARES PROSPECTUS DATED DECEMBER 1, 2004:

EFFECTIVE MAY 2, 2005, THE SECTION ENTITLED "SELLING YOUR SHARES" OF THE CLASS A AND CLASS B SHARES PROSPECTUS DATED DECEMBER 1, 2004 IS AMENDED TO READ AS
FOLLOWS:

SELLING YOUR SHARES
(CONTINUED)

SYSTEMATIC WITHDRAWAL PLAN

A 2% redemption fee may be charged on shares withdrawn from your account within 7 days of the date of Purchase.

EFFECTIVE MAY 2, 2005, THE SECTION ENTITLED "REDEMPTION FEE" OF THE CLASS A AND CLASS B SHARES PROSPECTUS DATED DECEMBER 1, 2004 IS AMENDED TO READ AS FOLLOWS:

REDEMPTION FEE

If you sell your Shares or exchange them for shares of another of the AmSouth Funds within 7 days of the date of purchase, you will be charged a 2.00% fee on the current net asset value of the Shares sold or exchanged. The fee is paid to the Fund to offset the costs associated with short-term trading, such as portfolio transaction and administrative costs.

The Fund uses a "first-in, first-out" method to determine how long you have held your shares. This means that if you purchased shares on different days, the shares purchased first will be considered redeemed first for purposes of determining whether the redemption fee will be charged.

The fee will be charged on all covered redemptions and exchanges, including those made through retirement plan, brokerage and other types of omnibus accounts (except where it is not practical for the plan administrator or brokerage firm to implement the fee). The Fund will not impose the redemption fee on a redemption or exchange of shares purchased upon the reinvestment of dividend and capital gain distributions.

Although the Fund will attempt to assess the redemption fee on all applicable redemptions, there can be no guarantee the Fund will be successful in doing so. Additionally, the redemption fee may not be assessed in certain circumstances, including the following:

      -     redemptions of shares held in certain omnibus accounts;

      -     retirement plans that cannot implement the redemption fee;

      - certain types of redemptions that do not indicate market timing strategies, such as redemptions of shares held in automatic non-discretionary rebalancing programs, systematic withdrawal plans or redemptions requested within 7 days following the death or disability of a shareholder (or if a trust, its beneficiary);

      - redemptions from accounts that meet certain criteria established by management and approved by the Board.

The Fund reserves the right to waive, modify the terms of, or terminate the redemption fee at any time in its discretion.

EFFECTIVE MAY 2, 2005, THE FIRST PARAGRAPH IN THE SECTION ENTITLED "SHORT-TERM TRADING" OF THE CLASS A AND CLASS B SHARES PROSPECTUS DATED DECEMBER 1, 2004 IS AMENDED TO READ AS FOLLOWS:

SHORT-TERM TRADING

The Fund is intended for long-term investing. Short-term trading by Fund shareholders may adversely affect the Fund by interfering with portfolio management and increasing portfolio transaction and administrative costs. To discourage short-term trading, the Fund charges a 2.00% redemption fee on Class A, Class B and Class I Shares of the Fund exchanged or redeemed within 7 days of purchase. The Fund also may limit exchange activity to two "round-trip" purchases and sale of the same Fund during a calendar year. In addition, the Fund may temporarily suspend or terminate purchases and exchanges by investors or groups of investors who engage in short-term trading practices.

EFFECTIVE MAY 2, 2005, THE SECTION ENTITLED "EXCHANGING YOUR SHARES" OF THE CLASS A AND CLASS B SHARES PROSPECTUS DATED DECEMBER 1, 2004 IS AMENDED TO READ AS FOLLOWS:

EXCHANGING YOUR SHARES

You can exchange your shares in one Fund for shares of the same class of another AmSouth Fund, usually without paying additional sales charges (see "Notes" below). You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable. Class I Shares may be exchanged for Class A Shares of the same Fund. No transaction fees are currently charged for exchanges. However, the 2.00% redemption fee is charged on exchanges made within 7 days of a purchase or exchange transaction.

ALL OTHER REFERENCES IN THE PROSPECTUS TO A REDEMPTION FEE SHALL BE AMENDED TO READ THAT THE REDEMPTION FEE IS EFFECTIVE ON THE SALE OR EXCHANGE OF SHARES WITHIN 7 DAYS OF THE DATE OF PURCHASE, SUBJECT TO THE PARAMETERS SET FORTH ABOVE.

AS OF JANUARY 12, 2005, THE SECOND SENTENCE OF THE FIRST PARAGRAPH OF THE DESCRIPTION OF THE INVESTMENT ADVISOR OF THE PROSPECTUS IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

As of September 30, 2004, AAMI had over $9.7 billion in assets under management.

               SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE
                        PROSPECTUS FOR FUTURE REFERENCE.